UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21323

Investment Company Act File Number

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Limited Duration Income Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 60.5%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.7%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	793	$794,725
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing July 31, 2019	1,152	1,158,376
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	328	332,530
Term Loan, 5.00%, Maturing November 2, 2018	724	733,521
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	356	358,640
IAP Worldwide Services, Inc.
Term Loan, 0.00%, Maturing December 31, 2015(2)(3)	908	263,318
Term Loan - Second Lien, 0.00%, Maturing June 30, 2016(2)(3)	970	19,889
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	5,076	5,067,385
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,889	2,881,273
Term Loan, 3.75%, Maturing June 4, 2021	2,450	2,441,731

		$14,051,388

Automotive — 2.5%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	593	$599,339
Allison Transmission, Inc.
Term Loan, 2.91%, Maturing August 7, 2017	488	491,031
Term Loan, 3.75%, Maturing August 23, 2019	5,821	5,843,218
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	5,223	5,253,094
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017	5,775	5,805,256
Term Loan, 3.25%, Maturing December 31, 2018	2,768	2,764,591
CS Intermediate Holdco 2 LLC
Term Loan, 4.00%, Maturing April 4, 2021	850	850,531
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	1,322	1,333,252
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	5,225	5,233,710
Gates Investments, Inc.
Term Loan, 3.85%, Maturing September 29, 2016	3,626	3,633,992
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	6,775	6,825,758
INA Beteiligungsgesellschaft GmbH
Term Loan, 3.75%, Maturing May 15, 2020	1,150	1,156,469

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Metaldyne, LLC
Term Loan, 4.25%, Maturing December 18, 2018		1,974	$1,983,832
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		963	962,667
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		992	996,836
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		3,435	3,447,840
Visteon Corporation
Term Loan, 3.50%, Maturing May 27, 2021		1,425	1,417,207

			$48,598,623

Beverage and Tobacco — 0.2%
Oak Leaf B.V.
Term Loan, 4.50%, Maturing September 24, 2018	EUR	2,950	$4,052,621

			$4,052,621

Brokers, Dealers and Investment Houses — 0.0%(4)
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		585	$587,921

			$587,921

Building and Development — 0.5%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		1,563	$1,561,112
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019		1,955	1,965,510
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020		769	771,471
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		1,216	1,219,232
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		1,969	1,968,310
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020		1,612	1,617,501
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		490	492,650
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		681	687,625

			$10,283,411

Business Equipment and Services — 5.9%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		6,664	$6,699,951
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 17, 2017		4,344	4,354,359
Allied Security Holdings, LLC
Term Loan, 3.25%, Maturing February 12, 2021(5)		298	297,574
Term Loan, 4.25%, Maturing February 12, 2021		825	823,178
Altegrity, Inc.
Term Loan, 5.00%, Maturing February 21, 2015		777	771,362
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		2,230	2,232,476

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		574	$575,803
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		864	854,735
BAR/BRI Review Courses, Inc.
Term Loan, 4.50%, Maturing July 17, 2019		647	649,270
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020		1,095	1,085,403
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		982	985,466
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		493	493,379
Ceridian Corp.
Term Loan, 4.40%, Maturing May 9, 2017		1,477	1,482,325
ClientLogic Corporation
Term Loan, 6.98%, Maturing January 30, 2017		1,171	1,179,879
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		1,272	1,274,197
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		496	500,410
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		2,047	2,043,309
Education Management LLC
Term Loan, 4.25%, Maturing June 1, 2016		1,488	1,068,852
Term Loan, 8.25%, Maturing March 29, 2018		2,073	1,522,091
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		4,688	4,713,644
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		2,531	2,535,518
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		1,904	1,896,351
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020		1,020	1,032,623
Garda World Security Corporation
Term Loan, 5.02%, Maturing November 8, 2018	CAD	821	768,332
Term Loan, 4.00%, Maturing November 6, 2020		147	146,901
Term Loan, 4.00%, Maturing November 6, 2020		574	574,249
Genesys Telecom Holdings U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		601	599,005
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		2,660	2,667,933
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		1,533	1,543,074
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		3,743	3,726,284
Term Loan, 3.75%, Maturing March 17, 2021	EUR	3,628	4,992,559
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,563	1,572,632
ION Trading Technologies S.a.r.l.
Term Loan, Maturing June 10, 2021(6)	EUR	1,650	2,272,762
Term Loan - Second Lien, 7.25%, Maturing May 15, 2022		1,000	1,006,667
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		3,456	3,452,956

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	5,179	$5,227,166
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020	2,396	2,484,097
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019	1,717	1,669,965
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018	1,792	1,797,984
National CineMedia, LLC
Term Loan, 2.90%, Maturing November 26, 2019	575	568,316
Quintiles Transnational Corporation
Term Loan, 3.75%, Maturing June 8, 2018	7,168	7,178,873
RCS Capital Corp.
Term Loan, 6.50%, Maturing April 29, 2019	1,375	1,406,797
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021	500	515,000
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017	701	705,252
ServiceMaster Company
Term Loan, 5.50%, Maturing January 31, 2017	1,748	1,751,653
Term Loan, 6.50%, Maturing January 31, 2017	3,124	3,128,611
Term Loan, Maturing July 1, 2021(6)	3,200	3,168,000
SunGard Data Systems, Inc.
Term Loan, 3.90%, Maturing February 28, 2017	180	180,474
Term Loan, 4.00%, Maturing March 8, 2020	8,826	8,868,622
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020	1,238	1,251,026
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021	5,536	5,545,813
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017	127	128,316
Term Loan, 6.00%, Maturing July 28, 2017	651	655,532
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019	395	396,234
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018	6,183	6,157,876

		$115,181,116

Cable and Satellite Television — 2.3%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019	832	$830,170
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018	391	391,977
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019	5,241	5,250,759
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020	1,658	1,636,278
Term Loan, 3.00%, Maturing January 3, 2021	1,797	1,773,266
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018	343	342,818
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020	2,040	2,048,674
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021	1,139	1,127,813
Term Loan, Maturing June 30, 2021(6)	1,175	1,178,916

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Mediacom Illinois, LLC
Term Loan, 1.63%, Maturing January 31, 2015		1,485	$1,485,589
Term Loan, 3.13%, Maturing October 23, 2017		984	985,427
Term Loan, Maturing June 13, 2021(6)		650	651,219
Numericable U.S. LLC
Term Loan, 4.50%, Maturing May 21, 2020		1,368	1,378,074
Term Loan, 4.50%, Maturing May 21, 2020		1,582	1,592,898
UPC Financing Partnership
Term Loan, 4.00%, Maturing March 31, 2021	EUR	6,493	8,953,119
Term Loan, 3.25%, Maturing June 30, 2021		2,054	2,043,044
Virgin Media Bristol LLC
Term Loan, 3.50%, Maturing June 5, 2020		6,950	6,932,194
Virgin Media Investment Holdings, Ltd.
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,800	3,098,812
Ziggo B.V.
Term Loan, 0.00%, Maturing January 15, 2022(5)	EUR	41	55,815
Term Loan, 0.00%, Maturing January 15, 2022(5)	EUR	591	807,460
Term Loan, 0.00%, Maturing January 15, 2022(5)	EUR	837	1,142,352
Term Loan, 3.50%, Maturing January 15, 2022	EUR	44	59,536
Term Loan, 3.50%, Maturing January 15, 2022	EUR	467	638,154
Term Loan, 3.50%, Maturing January 15, 2022	EUR	745	1,017,698

			$45,422,062

Chemicals and Plastics — 2.5%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		1,208	$1,214,142
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		627	629,960
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		3,638	3,663,216
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, Maturing February 1, 2020		4,282	4,289,483
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		936	945,432
Chemtura Corporation
Term Loan, 3.50%, Maturing August 27, 2016		136	136,489
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		735	738,678
Huntsman International, LLC
Term Loan, 2.69%, Maturing April 19, 2017		2,101	2,098,898
Term Loan, Maturing October 15, 2020(6)		2,550	2,551,581
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018		7,949	7,939,183
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020		399	402,865
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		891	892,782
Minerals Technologies Inc.
Term Loan, 4.00%, Maturing May 9, 2021		2,625	2,644,687
Momentive Performance Materials Inc.
Term Loan, 4.00%, Maturing April 15, 2015		325	326,117
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		92	92,626

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		2,289	$2,298,988
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	1,013,750
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		594	596,218
Term Loan, 5.52%, Maturing June 8, 2020	CAD	1,944	1,830,947
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		3,251	3,262,689
Schoeller Arca Systems Holding B.V.
Term Loan, 4.81%, Maturing December 18, 2014	EUR	289	348,295
Term Loan, 4.81%, Maturing December 18, 2014	EUR	824	993,052
Term Loan, 4.81%, Maturing December 18, 2014	EUR	887	1,068,621
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		522	524,879
Taminco Global Chemical Corporation
Term Loan, 3.25%, Maturing February 15, 2019		391	389,501
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		1,411	1,410,750
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		2,471	2,478,258
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		3,898	3,917,441
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		309	310,019

			$49,009,547

Conglomerates — 0.5%
Custom Sensors & Technologies, Inc.
Term Loan, Maturing May 30, 2021(6)		450	$453,375
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		3,391	3,403,866
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	1,318	1,822,551
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		2,432	2,436,936
Term Loan, 5.08%, Maturing December 17, 2019	CAD	680	636,434

			$8,753,162

Containers and Glass Products — 0.9%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,568	$2,549,648
Term Loan, 3.75%, Maturing January 6, 2021		6,242	6,228,263
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		2,930	2,945,027
Libbey Glass Inc.
Term Loan, 3.75%, Maturing April 9, 2021		550	550,687
Pelican Products, Inc.
Term Loan, 5.25%, Maturing March 20, 2020		374	378,030
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		5,098	5,110,699
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		642	644,093

			$18,406,447

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cosmetics/Toiletries — 0.2%
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019		229	$229,694
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,493	1,497,631
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		2,591	2,548,745

			$4,276,070

Drugs — 1.1%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		1,180	$1,181,583
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		657	661,202
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021		524	522,433
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		1,100	1,108,937
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		2,204	2,207,188
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		1,860	1,860,395
Term Loan, 3.75%, Maturing December 11, 2019		3,955	3,957,528
Term Loan, 3.75%, Maturing August 5, 2020		5,352	5,354,019
VWR Funding, Inc.
Term Loan, 3.40%, Maturing April 3, 2017		3,859	3,864,201

			$20,717,486

Ecological Services and Equipment — 0.4%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		5,301	$5,283,074
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		1,150	1,167,250
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.64%, (3.14% Cash, 3.50% PIK), Maturing March 31, 2016	GBP	561	357,462

			$6,807,786

Electronics/Electrical — 5.9%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		1,386	$1,392,758
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		769	771,110
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018		1,048	1,057,296
Term Loan - Second Lien, 11.00%, Maturing June 19, 2020		950	965,437
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		5,840	5,898,709
Term Loan - Second Lien, 11.00%, Maturing November 22, 2018		1,000	1,014,167
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		11,175	11,226,841
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019		496	497,078
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020		3,975	4,052,016

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	948	$931,042
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018	490	491,171
CommScope, Inc.
Term Loan, 3.25%, Maturing January 26, 2018	1,538	1,544,144
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	2,314	2,291,359
Dealer Computer Services, Inc.
Term Loan, 2.15%, Maturing April 21, 2016	965	967,800
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 28, 2021	673	673,519
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018	1,387	1,388,368
Term Loan, 4.50%, Maturing April 29, 2020	12,016	12,089,179
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	2,681	2,689,598
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	650	647,291
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020	2,038	2,054,574
Eze Castle Software Inc.
Term Loan, 4.00%, Maturing April 6, 2020	744	745,747
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	1,062	1,072,178
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	2,984	2,990,408
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021	5,108	5,090,948
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	520	523,738
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	8,864	8,826,679
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	675	680,906
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	2,907	2,933,984
Micro Holding, L.P.
Term Loan, 7.25%, Maturing March 18, 2019	1,136	1,138,464
Microsemi Corporation
Term Loan, 3.25%, Maturing March 18, 2021	1,333	1,328,715
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	2,581	2,571,226
Open Text Corporation
Term Loan, 3.25%, Maturing January 16, 2021	1,269	1,270,079
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	923	924,994
Term Loan - Second Lien, 8.00%, Maturing April 1, 2022	300	300,250
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	431	433,494
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	1,500	1,522,500
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	703	698,501

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	4,203	$4,207,996
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	1,675	1,691,750
Sensata Technologies Finance Company, LLC
Term Loan, 3.25%, Maturing May 12, 2019	1,621	1,629,823
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	923	928,070
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	545	552,640
SkillSoft Corp.
Term Loan, 4.50%, Maturing April 28, 2021	1,950	1,953,251
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	708	734,355
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018	1,816	1,818,776
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 3.25%, Maturing June 7, 2019	91	90,940
SS&C Technologies Inc.
Term Loan, 3.25%, Maturing June 7, 2019	877	878,672
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	1,327	1,296,749
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 22, 2019	1,150	1,150,719
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	1,533	1,544,292
Sybil Software LLC
Term Loan, 5.00%, Maturing March 20, 2020	2,222	2,227,430
Vantiv, LLC
Term Loan, 3.75%, Maturing May 12, 2021	1,200	1,205,063
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,984	1,989,774
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	2,075	2,078,459
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	1,672	1,676,952
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	943	948,474

		$114,300,453

Equipment Leasing — 0.4%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	3,275	$3,277,047
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	4,712	4,714,611

		$7,991,658

Financial Intermediaries — 2.6%
American Capital Holdings, Inc.
Term Loan, 3.50%, Maturing August 22, 2017	656	$657,070
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	775	773,247
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	1,000	1,000,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	3,236	$3,246,867
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	1,625	1,613,630
First Data Corporation
Term Loan, 3.65%, Maturing March 24, 2017	1,000	1,000,804
Term Loan, 4.15%, Maturing March 24, 2018	3,000	3,009,954
Term Loan, 4.15%, Maturing September 24, 2018	4,650	4,666,470
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,617	1,608,791
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	2,978	2,991,146
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	558	560,336
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	1,079	1,073,890
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	1,238	1,244,848
LPL Holdings, Inc.
Term Loan, 2.65%, Maturing March 29, 2017	516	516,753
Term Loan, 3.25%, Maturing March 29, 2019	3,969	3,968,516
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	659	660,999
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	1,533	1,514,128
Nuveen Investments, Inc.
Term Loan, 4.15%, Maturing May 15, 2017	8,245	8,268,714
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	175	176,306
Term Loan, 6.25%, Maturing September 4, 2018	918	927,243
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	3,432	3,451,122
Oz Management LP
Term Loan, 1.65%, Maturing November 15, 2016	1,344	1,294,440
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019	1,980	1,991,055
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	1,289	1,283,354
Transfirst Holdings, Inc.
Term Loan, 4.00%, Maturing December 27, 2017	963	965,425
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020	871	885,861
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020	2,075	2,054,880

		$51,405,849

Food Products — 2.3%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	3,852	$3,862,010
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020	3,814	3,795,087
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019	1,376	1,382,509

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		1,040	$1,046,213
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020		1,191	1,199,337
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		973	970,496
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		249	249,737
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		2,174	2,179,215
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		12,796	12,905,282
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		1,122	1,122,187
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		2,667	2,676,537
Term Loan, 3.75%, Maturing September 18, 2020		1,985	1,981,691
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		9,496	9,523,952
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		844	840,762
Post Holdings Inc.
Term Loan, 3.75%, Maturing June 2, 2021		750	756,973

			$44,491,988

Food Service — 1.7%
Aramark Corporation
Term Loan, 3.73%, Maturing July 26, 2016		137	$136,948
Term Loan, 3.73%, Maturing July 26, 2016		246	245,023
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020		348	350,859
Buffets, Inc.
Term Loan, 0.11%, Maturing April 22, 2015(3)		121	120,529
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		2,604	2,616,456
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021		973	968,308
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		1,163	1,168,900
Darling International Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	1,297	1,781,745
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		1,644	1,653,343
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		3,258	3,233,390
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,706	2,716,089
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		684	685,533
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		658	659,477
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		913	900,606

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		322	$321,281
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		7,747	7,766,117
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		7,604	6,035,477
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		2,065	2,071,018

			$33,431,099

Food/Drug Retailers — 1.9%
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019		1,364	$1,372,411
Alliance Boots Holdings Limited
Term Loan, 3.56%, Maturing July 10, 2017	EUR	1,000	1,373,008
Term Loan, 3.98%, Maturing July 10, 2017	GBP	8,450	14,477,149
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		6,376	6,339,194
New Albertson’s, Inc.
Term Loan, Maturing June 25, 2021(6)		1,400	1,406,416
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		467	469,890
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020		5,772	5,774,829
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		550	562,925
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		4,245	4,248,512

			$36,024,334

Forest Products — 0.0%(4)
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		619	$626,484

			$626,484

Health Care — 6.3%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		900	$905,250
Term Loan, Maturing April 16, 2021(6)		500	502,916
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		4,262	4,279,035
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		1,411	1,412,341
Amneal Pharmaceuticals LLC
Term Loan, 5.75%, Maturing November 1, 2019		720	724,810
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		5,295	5,329,637
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		517	523,158
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017		5,818	5,833,396
BSN Medical Inc.
Term Loan, 4.00%, Maturing August 28, 2019		618	619,118

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		178	$178,823
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019		2,215	2,228,664
Community Health Systems, Inc.
Term Loan, 3.48%, Maturing January 25, 2017		1,929	1,935,451
Term Loan, 4.25%, Maturing January 27, 2021		8,424	8,486,181
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		1,390	1,392,527
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		4,250	4,275,423
DJO Finance LLC
Term Loan, 4.25%, Maturing September 15, 2017		1,436	1,444,145
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		4,256	4,268,450
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		545	546,970
Term Loan, 4.25%, Maturing August 31, 2020		1,797	1,804,390
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		1,791	1,794,358
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.15%, Maturing February 27, 2021		6,284	6,284,646
HCA, Inc.
Term Loan, 2.90%, Maturing March 31, 2017		7,604	7,630,064
Term Loan, 2.98%, Maturing May 1, 2018		2,136	2,140,876
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019		1,614	1,615,439
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		3,270	3,286,858
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016		3,116	3,135,184
Term Loan, 7.75%, Maturing May 15, 2018		1,259	1,261,660
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		1,175	1,167,656
Term Loan, 4.50%, Maturing March 11, 2021	EUR	400	549,774
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021		1,975	1,981,172
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		6,808	6,825,991
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		959	917,976
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		2,020	2,021,901
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		421	421,518
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021		2,775	2,803,882
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		1,433	1,445,636
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		1,042	1,051,016
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 31, 2021		698	702,905

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	4,054	$4,069,226
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	2,164	2,171,429
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	4,200	4,233,823
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018	3,497	3,510,226
PharMedium Healthcare Corporation
Term Loan, 4.25%, Maturing January 28, 2021	365	365,713
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	2,109	2,099,835
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	1,953	1,961,333
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	575	576,437
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	507	508,096
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020	926	934,768
Select Medical Corporation
Term Loan, 2.99%, Maturing December 20, 2016	225	224,573
Term Loan, 3.75%, Maturing June 1, 2018	1,225	1,224,234
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	686	689,002
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 12, 2020	1,411	1,394,879
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	1,481	1,486,504
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019	1,793	1,778,585
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	2,210	2,220,040
Universal Health Services, Inc.
Term Loan, 2.40%, Maturing November 15, 2016	374	375,687

		$123,553,587

Home Furnishings — 0.3%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021	324	$323,512
Serta/Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	3,660	3,674,238
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020	2,671	2,665,886

		$6,663,636

Industrial Equipment — 1.3%
Alliance Laundry Systems LLC
Term Loan, 4.26%, Maturing December 10, 2018	381	$383,931
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	1,333	1,320,350
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	1,475	1,482,977

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,000	$1,020,000
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		2,153	2,154,975
Term Loan, 4.75%, Maturing July 30, 2020	EUR	471	651,087
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020		2,014	2,004,296
Grede Holdings, LLC
Term Loan, 4.75%, Maturing June 2, 2021		1,125	1,130,391
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020		1,908	1,907,303
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		867	879,050
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020		6,575	6,579,422
Signode Industrial Group US Inc.
Term Loan, 4.00%, Maturing May 1, 2021		1,900	1,896,042
Spansion LLC
Term Loan, 3.75%, Maturing December 19, 2019		1,207	1,213,438
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		399	401,369
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		901	902,310
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		636	637,420
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021		574	578,581

			$25,142,942

Insurance — 2.0%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		3,218	$3,230,403
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		5,055	5,077,861
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		1,144	1,149,766
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019		10,314	10,388,017
Term Loan, 4.25%, Maturing July 8, 2020		1,139	1,140,024
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		1,375	1,429,141
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018		4,769	4,777,644
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020		1,586	1,551,447
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019		2,410	2,402,046
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		572	572,319
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020		3,548	3,561,169
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		3,902	3,912,082

			$39,191,919

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Leisure Goods/Activities/Movies — 2.6%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	3,665	$3,680,165
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	2,430	2,442,431
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	4,582	4,591,285
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020	222	221,833
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	1,473	1,481,917
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	1,892	1,887,958
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	3,164	3,185,096
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	1,237	1,250,047
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	2,133	2,143,791
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	534	537,337
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	1,125	1,123,243
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	7,026	7,036,477
Nord Anglia Education Limited
Term Loan, 4.50%, Maturing March 19, 2021	1,125	1,128,868
Regal Cinemas, Inc.
Term Loan, 2.68%, Maturing August 23, 2017	875	879,360
Sabre, Inc.
Term Loan, 4.25%, Maturing February 19, 2019	1,428	1,433,754
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	2,379	2,348,599
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018	3,134	3,145,260
SONIFI Solutions, Inc.
Term Loan, 6.75%, Maturing March 31, 2018	539	229,230
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020	2,296	2,276,647
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	1,617	1,509,757
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	1,658	1,657,733
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	2,000	2,050,000
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	1,166	1,149,861
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020	3,472	3,485,156

		$50,875,805

Lodging and Casinos — 2.0%
Affinity Gaming, LLC
Term Loan, 4.25%, Maturing November 9, 2017	1,553	$1,557,216

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		581	$582,687
Caesars Entertainment Operating Company
Term Loan, 5.53%, Maturing January 26, 2018		1,686	1,576,962
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020		1,023	1,032,193
Four Seasons Holdings Inc.
Term Loan - Second Lien, 6.25%, Maturing December 28, 2020		3,100	3,158,125
Gala Group Ltd.
Term Loan, 5.49%, Maturing May 28, 2018	GBP	2,775	4,790,148
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		179	183,130
Term Loan, 5.50%, Maturing November 21, 2019		418	427,303
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		8,708	8,703,163
La Quinta Intermediate Holdings LLC
Term Loan, 4.00%, Maturing April 14, 2021		1,491	1,495,844
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 19, 2020		2,562	2,563,608
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		6,427	6,416,992
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		1,023	1,025,737
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019		596	596,989
RHP Hotel Properties, LP
Term Loan, 3.75%, Maturing January 15, 2021		875	880,287
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020		4,179	4,143,086
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020		496	498,111

			$39,631,581

Nonferrous Metals/Minerals — 0.9%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		913	$884,703
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018		3,039	2,989,325
Fairmount Minerals Ltd.
Term Loan, 3.75%, Maturing March 15, 2017		496	499,145
Term Loan, 4.50%, Maturing September 5, 2019		2,506	2,533,865
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019		1,820	1,845,468
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		1,026	990,452
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		3,249	3,257,372
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019		523	524,024
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		925	949,281
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019		500	493,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	3,138	$3,041,552

		$18,008,937

Oil and Gas — 2.3%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	2,726	$2,746,513
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	3,150	3,228,750
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	2,055	2,068,230
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	343	346,714
Term Loan, 9.00%, Maturing June 23, 2017	419	426,623
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,036	1,054,771
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019	2,200	2,180,624
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	1,316	1,321,672
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	875	904,841
Floatel International, Ltd.
Term Loan, Maturing June 27, 2020(6)	1,425	1,437,469
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	8,702	8,726,665
Obsidian Holdings LLC
Term Loan, 6.75%, Maturing November 2, 2015	840	850,985
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	1,065	1,078,171
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	512	512,605
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,900	1,903,903
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	4,906	4,880,355
Seventy Seven Operating LLC
Term Loan, 3.75%, Maturing June 25, 2021	700	704,157
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	48	47,766
Term Loan, 4.25%, Maturing December 16, 2020	128	128,077
Term Loan, 4.25%, Maturing December 16, 2020	919	920,709
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019	262	262,730
Term Loan, 4.25%, Maturing September 25, 2019	429	430,136
Term Loan, 4.25%, Maturing October 1, 2019	3,236	3,246,109
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	1,771	1,783,468
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	2,967	2,982,300

		$44,174,343

Publishing — 1.7%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019	889	$895,415

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019		1,244	$1,248,952
Ascend Learning, Inc.
Term Loan, 6.00%, Maturing July 31, 2019		1,692	1,715,463
Flint Group SA
Term Loan, 5.58%, Maturing December 30, 2016		24	24,132
Term Loan, 5.65%, Maturing December 31, 2016	EUR	100	137,570
Term Loan, 5.65%, Maturing December 31, 2016	EUR	476	651,638
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		9,087	8,790,274
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021		2,100	2,120,672
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		8,633	8,455,196
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019		845	860,096
Media General Inc.
Term Loan, 4.25%, Maturing July 31, 2020		1,229	1,236,471
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		795	809,864
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		424	424,997
Nelson Education Ltd.
Term Loan, 4.75%, Maturing July 7, 2015		582	483,465
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		769	777,520
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		1,188	1,199,880
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.00%, Maturing August 14, 2020		2,308	2,316,576

			$32,148,181

Radio and Television — 1.2%
Clear Channel Communications, Inc.
Term Loan, 3.80%, Maturing January 29, 2016		10	$9,807
Term Loan, 6.90%, Maturing January 30, 2019		566	564,930
Term Loan, 7.65%, Maturing July 30, 2019		182	182,897
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		5,735	5,763,428
Entercom Radio, LLC
Term Loan, 4.03%, Maturing November 23, 2018		435	437,158
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		1,932	1,914,765
Gray Television, Inc.
Term Loan, Maturing June 10, 2021(6)		375	377,422
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		585	586,845
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		939	940,947
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		1,065	1,067,049
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		897	899,774

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		518	$513,801
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		1,211	1,201,549
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		825	818,297
Tyrol Acquisitions 2 SAS
Term Loan, 4.10%, (3.10% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	709	940,087
Term Loan, 4.10%, (3.10% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	709	940,087
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		6,641	6,644,553

			$23,803,396

Retailers (Except Food and Drug) — 2.9%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		2,902	$2,924,647
B&M Retail, Ltd.
Term Loan, 3.81%, Maturing May 21, 2019	GBP	475	811,899
Term Loan, 4.31%, Maturing April 28, 2020	GBP	375	641,775
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		3,176	3,185,818
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		4,647	4,601,977
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		669	648,957
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		712	713,008
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,315	1,327,227
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		4,648	4,708,797
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		3,850	3,805,182
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		4,044	4,029,246
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		1,900	1,909,253
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		3,985	3,983,327
Term Loan, Maturing January 28, 2020(6)		1,325	1,326,932
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		5,448	5,444,254
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019		2,635	2,623,246
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		493	495,117
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,403	2,412,225
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		299	294,387
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		675	678,375
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		1,646	1,651,413
Term Loan, 4.25%, Maturing August 7, 2019		565	566,820

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		673	$669,946
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		1,987	1,992,851
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		2,463	2,381,563
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		1,258	1,253,268
Vivarte SA
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	31	17,311
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	122	67,321
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	781	432,391
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	31	17,311
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	122	67,321
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	781	432,391
Term Loan, 0.00%, Maturing March 30, 2018(2)	EUR	1,000	553,540
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		608	585,507

			$57,254,603

Steel — 0.9%
Essar Steel Algoma, Inc.
Term Loan, 9.25%, Maturing September 20, 2014		1,810	$1,819,195
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		8,583	8,600,484
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		369	370,144
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		1,350	1,360,369
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		2,286	2,286,173
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		647	639,744
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017		2,033	2,038,685

			$17,114,794

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		1,000	$993,750
Term Loan, 3.00%, Maturing March 11, 2018		3,242	3,224,307
Term Loan, 3.75%, Maturing March 12, 2018		2,930	2,933,352
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		2,100	2,105,907
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021		1,571	1,576,464

			$10,833,780

Telecommunications — 1.8%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		1,039	$1,036,574

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	444	$443,542
Crown Castle Operating Company
Term Loan, 3.00%, Maturing January 31, 2021	3,263	3,266,339
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	10,100	10,129,987
IPC Systems, Inc.
Term Loan, 6.00%, Maturing October 29, 2020	1,400	1,407,875
Mitel US Holdings, Inc.
Term Loan, 5.25%, Maturing January 31, 2020	393	396,875
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021	2,400	2,391,250
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	2,400	2,402,939
Term Loan, 4.00%, Maturing April 23, 2019	2,841	2,844,734
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	5,841	5,840,678
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	983	982,096
Term Loan, 3.50%, Maturing January 23, 2020	3,546	3,542,099

		$34,684,988

Utilities — 1.2%
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,238	$1,217,612
Term Loan, 3.25%, Maturing January 31, 2022	1,241	1,230,822
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	994	999,221
Term Loan, 4.00%, Maturing April 1, 2018	2,564	2,576,338
Term Loan, 4.00%, Maturing October 9, 2019	4,814	4,834,643
Term Loan, 4.00%, Maturing October 30, 2020	473	474,660
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	2,165	2,174,916
EFS Cogen Holdings I LLC
Term Loan, 3.75%, Maturing December 17, 2020	735	737,960
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	475	479,750
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	3,122	3,127,689
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 31, 2019	1,514	1,521,553
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	743	746,557
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	41	40,294
Term Loan, 4.25%, Maturing May 6, 2020	770	760,375
Raven Power Finance, LLC
Term Loan, 6.50%, Maturing December 19, 2020	1,753	1,758,216
Texas Competitive Electric Holdings Company, LLC
DIP Loan, 0.00%, Maturing May 5, 2016(5)	447	448,488
DIP Loan, 3.75%, Maturing May 5, 2016	578	581,900

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	522	$524,334

		$24,235,328

Total Senior Floating-Rate Interests (identified cost $1,182,577,745)		$1,181,737,325

Corporate Bonds & Notes — 56.1%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.7%
Alliant Techsystems, Inc.
5.25%, 10/1/21(7)	1,515	$1,571,813
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(7)	2,415	2,505,562
GenCorp, Inc.
7.125%, 3/15/21	1,395	1,531,013
Huntington Ingalls Industries, Inc.
7.125%, 3/15/21	2,025	2,222,438
TransDigm, Inc.
7.50%, 7/15/21	460	511,750
6.00%, 7/15/22(7)	2,850	2,931,937
6.50%, 7/15/24(7)	2,275	2,371,687

		$13,646,200

Agriculture — 0.0%(4)
Lorillard Tobacco Co.
7.00%, 8/4/41	450	$551,742

		$551,742

Automotive — 1.6%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	660	$696,300
Chrysler Group, LLC
8.00%, 6/15/19	2,095	2,286,169
8.25%, 6/15/21	12,345	14,011,575
Ford Motor Co.
6.625%, 10/1/28	1,000	1,239,799
General Motors Financial Co., Inc.
2.75%, 5/15/16	3,070	3,121,806
4.75%, 8/15/17	1,615	1,721,994
4.25%, 5/15/23	960	961,200
Navistar International Corp.
8.25%, 11/1/21	3,190	3,341,525
Schaeffler Finance Holding BV
6.875%, 8/15/18(7)(8)	2,785	2,948,618
Tomkins, LLC/Tomkins, Inc.
9.00%, 10/1/18	595	634,300

		$30,963,286

Security	Principal Amount* (000’s omitted)	Value
Banks and Thrifts — 0.8%
Banco do Brasil SA
6.25% to 4/15/24, 10/29/49(7)(9)	$750	$606,563
Bank One Michigan
8.25%, 11/1/24	275	373,394
Barclays Bank PLC
10.179%, 6/12/21(7)	1,000	1,388,685
Citigroup, Inc.
6.625%, 6/15/32	1,000	1,205,140
Countrywide Financial Corp.
6.25%, 5/15/16	2,800	3,056,564
Credit Agricole SA
7.875% to 1/23/24, 1/29/49(7)(9)	1,227	1,342,031
Credit Suisse Group AG
6.25% to 12/18/2024, 12/31/49(7)(9)	1,532	1,544,639
First Niagara Financial Group, Inc.
7.25%, 12/15/21	945	1,090,264
Regions Financial Corp.
7.375%, 12/10/37	730	923,110
Royal Bank of Scotland PLC
6.10%, 6/10/23	1,200	1,315,140
Standard Chartered PLC
5.20%, 1/26/24(7)	862	920,569
Turkiye Garanti Bankasi AS
4.75%, 10/17/19(7)	930	941,625
Zions Bancorporation
6.00%, 9/15/15	67	70,805

		$14,778,529

Security	Principal Amount (000’s omitted)	Value
Beverage and Tobacco — 0.4%
Constellation Brands, Inc.
6.00%, 5/1/22	1,530	$1,725,075
4.25%, 5/1/23	2,815	2,825,556
Cott Beverages, Inc.
5.375%, 7/1/22(7)	2,450	2,459,188

		$7,009,819

Brokers, Dealers and Investment Houses — 0.5%
Alliance Data Systems Corp.
6.375%, 4/1/20(7)	1,210	$1,294,700
BP Capital Markets PLC
3.561%, 11/1/21	800	837,451
E*TRADE Financial Corp.
6.375%, 11/15/19	1,015	1,103,813
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
5.625%, 3/15/20(7)	4,335	4,605,937
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(7)	1,250	1,296,875

		$9,138,776

Building and Development — 1.4%
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(7)	1,555	$1,652,187

Security	Principal Amount* (000’s omitted)	Value
Builders FirstSource, Inc.
7.625%, 6/1/21(7)	705	$756,113
CB Richard Ellis Service, Inc.
6.625%, 10/15/20	3,270	3,486,637
HD Supply, Inc.
8.125%, 4/15/19	825	911,625
7.50%, 7/15/20	2,180	2,392,550
Interface, Inc.
7.625%, 12/1/18	774	816,570
Interline Brands, Inc.
10.00%, 11/15/18(8)	5,775	6,208,125
MDC Holdings, Inc.
5.625%, 2/1/20	555	604,950
6.00%, 1/15/43	230	218,730
Nortek, Inc.
10.00%, 12/1/18	1,905	2,062,162
8.50%, 4/15/21	2,225	2,469,750
Rexel SA
6.125%, 12/15/19(7)	500	531,250
5.25%, 6/15/20(7)	2,710	2,831,950
Toll Brothers Finance Corp.
4.375%, 4/15/23	915	903,563
USG Corp.
5.875%, 11/1/21(7)	870	923,288

		$26,769,450

Business Equipment and Services — 2.5%
ADT Corp. (The)
6.25%, 10/15/21	1,865	$1,981,563
Algeco Scotsman Global Finance PLC
10.75%, 10/15/19(7)	2,135	2,209,725
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
9.75%, 3/15/20	4,410	5,016,375
Carlson Wagonlit BV
6.875%, 6/15/19(7)	3,970	4,287,600
Ceridian, LLC/Comdata, Inc.
8.125%, 11/15/17(7)	1,670	1,690,875
FTI Consulting, Inc.
6.00%, 11/15/22	3,974	4,108,122
Iron Mountain, Inc.
6.00%, 8/15/23	2,800	3,041,500
Modular Space Corp.
10.25%, 1/31/19(7)	525	553,875
National CineMedia, LLC
7.875%, 7/15/21	3,090	3,368,100
6.00%, 4/15/22	3,625	3,797,187
RSC Equipment Rental, Inc./RSC Holdings III, LLC
8.25%, 2/1/21	440	491,700
ServiceMaster Co. (The)
8.00%, 2/15/20	2,337	2,529,803
7.00%, 8/15/20	803	858,206
TransUnion Holding Co., Inc.
9.625%, 6/15/18	3,925	4,142,837

Security	Principal Amount* (000’s omitted)		Value
United Rentals North America, Inc.
7.375%, 5/15/20		4,375	$4,856,250
8.375%, 9/15/20		525	578,813
7.625%, 4/15/22		3,065	3,455,788
6.125%, 6/15/23		1,060	1,142,150

			$48,110,469

Cable and Satellite Television — 3.3%
AMC Networks, Inc.
7.75%, 7/15/21		2,720	$3,056,600
4.75%, 12/15/22		915	919,575
Cablevision Systems Corp.
7.75%, 4/15/18		1,055	1,197,425
CCO Holdings, LLC/CCO Holdings Capital Corp.
7.25%, 10/30/17		2,105	2,226,038
8.125%, 4/30/20		365	396,025
5.25%, 9/30/22		4,295	4,380,900
5.75%, 1/15/24		1,980	2,029,500
CSC Holdings, LLC
6.75%, 11/15/21		2,780	3,068,425
5.25%, 6/1/24(7)		1,130	1,114,463
DISH DBS Corp.
6.75%, 6/1/21		6,195	7,077,787
5.875%, 7/15/22		3,495	3,800,812
IAC/InterActiveCorp
4.875%, 11/30/18		1,825	1,911,688
Mediacom, LLC/Mediacom Capital Corp.
9.125%, 8/15/19		785	826,213
Numericable Group SA
4.875%, 5/15/19(7)		3,235	3,323,962
6.00%, 5/15/22(7)		3,490	3,633,962
6.25%, 5/15/24(7)		1,225	1,280,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		4,295	4,466,800
UPCB Finance V, Ltd.
7.25%, 11/15/21(7)		3,055	3,375,775
UPCB Finance VI, Ltd.
6.875%, 1/15/22(7)		2,025	2,222,438
Virgin Media Finance PLC
6.375%, 4/15/23(7)		10,705	11,668,450
VTR Finance BV
6.875%, 1/15/24(7)		1,575	1,694,432

			$63,671,395

Chemicals and Plastics — 1.0%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV
7.375%, 5/1/21(7)		2,810	$3,076,950
Celanese US Holdings, LLC
6.625%, 10/15/18		880	922,812
5.875%, 6/15/21		940	1,041,050
Chemtura Corp.
5.75%, 7/15/21		755	787,088
Ineos Finance PLC
7.25%, 2/15/19(7)(10)	EUR	1,000	1,436,738

Security	Principal Amount* (000’s omitted)	Value
8.375%, 2/15/19(7)	3,700	$4,056,125
7.50%, 5/1/20(7)	850	928,625
Kraton Polymers, LLC
6.75%, 3/1/19	940	993,462
Milacron, LLC/Mcron Finance Corp.
7.75%, 2/15/21(7)	525	577,500
Polymer Group, Inc.
7.75%, 2/1/19	288	307,440
Tronox Finance, LLC
6.375%, 8/15/20	4,170	4,326,375
Tyco Electronics Group SA
4.875%, 1/15/21	750	825,933
Westlake Chemical Corp.
3.60%, 7/15/22	955	956,433

		$20,236,531

Clothing/Textiles — 0.4%
Levi Strauss & Co.
6.875%, 5/1/22	2,125	$2,353,438
Phillips-Van Heusen Corp.
7.75%, 11/15/23	3,740	4,621,525
Quiksilver, Inc./QS Wholesale, Inc.
10.00%, 8/1/20	280	282,800

		$7,257,763

Commercial Services — 0.1%
Cielo SA/Cielo USA, Inc.
3.75%, 11/16/22(7)	960	$915,600
Verisk Analytics, Inc.
4.125%, 9/12/22	960	981,185

		$1,896,785

Conglomerates — 0.5%
Harbinger Group, Inc.
7.875%, 7/15/19	1,915	$2,104,106
Spectrum Brands, Inc.
6.75%, 3/15/20	1,645	1,768,375
6.375%, 11/15/20	1,100	1,190,750
6.625%, 11/15/22	1,600	1,740,000
TMS International Corp.
7.625%, 10/15/21(7)	2,220	2,386,500

		$9,189,731

Containers and Glass Products — 1.2%
Ardagh Finance Holdings SA
8.625%, 6/15/19(7)(8)	645	$667,575
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
6.25%, 1/31/19(7)	765	786,038
3.211%, 12/15/19(7)(10)	1,020	1,022,550
7.00%, 11/15/20(7)	784	815,788
6.00%, 6/30/21(7)	615	617,306

Security	Principal Amount* (000’s omitted)	Value
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc.
5.625%, 12/15/16(7)	775	$796,313
6.00%, 6/15/17(7)	1,065	1,094,288
BOE Merger Corp.
9.50%, 11/1/17(7)(8)	545	575,656
BWAY Holding Co.
10.00%, 6/15/18	620	654,100
KKR Group Finance Co. III LLC
5.125%, 6/1/44(7)	460	467,644
Reynolds Group Holdings, Inc.
7.125%, 4/15/19	2,665	2,798,250
7.875%, 8/15/19	1,225	1,339,844
9.875%, 8/15/19	4,370	4,867,087
Sealed Air Corp.
8.375%, 9/15/21(7)	5,630	6,474,500

		$22,976,939

Cosmetics/Toiletries — 0.3%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(8)	2,810	$2,904,838
Party City Holdings, Inc.
8.875%, 8/1/20	2,735	3,042,687

		$5,947,525

Diversified Financial Services — 1.3%
BPCE SA
5.70%, 10/22/23(7)	1,000	$1,104,350
Discover Financial Services
3.85%, 11/21/22	270	275,245
General Electric Capital Corp.
5.30%, 2/11/21	2,185	2,487,102
Goldman Sachs Group, Inc. (The)
5.95%, 1/15/27	1,300	1,483,314
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 3/15/17	1,500	1,520,625
6.00%, 8/1/20	1,600	1,724,000
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(9)	2,640	2,854,500
Navient Corp.
5.50%, 1/15/19	5,390	5,740,350
8.00%, 3/25/20	3,150	3,650,063
7.25%, 1/25/22	430	476,763
6.125%, 3/25/24	1,565	1,590,431
Odebrecht Oil & Gas Finance, Ltd.
7.00% to 6/17/24, 12/29/49(7)(9)	1,430	1,483,625
Turkiye Is Bankasi
5.50%, 4/21/19(7)	1,000	1,040,000

		$25,430,368

Diversified Manufacturing Operations — 0.1%
Carlson Travel Holdings, Inc.
7.50%, 8/15/19(7)	1,835	$1,876,288

Security	Principal Amount* (000’s omitted)	Value
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33(7)	400	$562,397

		$2,438,685

Diversified Media — 0.0%(4)
Interpublic Group of Cos., Inc. (The)
3.75%, 2/15/23	720	$723,237

		$723,237

Drugs — 0.9%
ConvaTec Finance International SA
8.25%, 1/15/19(7)(8)	4,815	$4,935,375
Pharmaceutical Product Development, Inc.
9.50%, 12/1/19(7)	5,050	5,542,375
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(7)	555	591,769
7.50%, 7/15/21(7)	1,615	1,794,668
Warner Chilcott Co., LLC
7.75%, 9/15/18	3,720	3,920,099

		$16,784,286

Ecological Services and Equipment — 0.3%
Clean Harbors, Inc.
5.25%, 8/1/20	1,095	$1,134,694
5.125%, 6/1/21	900	924,187
Covanta Holding Corp.
6.375%, 10/1/22	2,085	2,272,650
5.875%, 3/1/24	1,505	1,563,319

		$5,894,850

Electronics/Electrical — 1.5%
Agilent Technologies, Inc.
6.50%, 11/1/17	1,300	$1,487,292
3.875%, 7/15/23	700	710,275
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(7)	1,090	1,130,875
8.875%, 1/1/20(7)	6,085	6,921,687
6.75%, 11/15/20(7)	2,240	2,396,800
BMC Software Finance, Inc.
8.125%, 7/15/21(7)	2,755	2,847,981
Comision Federal de Electricidad
4.875%, 5/26/21(7)	1,100	1,188,550
CommScope Holding Co., Inc.
6.625%, 6/1/20(7)(8)	1,615	1,732,088
Entergy Corp.
3.625%, 9/15/15	2,390	2,466,592
Exelon Corp.
5.625%, 6/15/35	900	1,013,275
Freescale Semiconductor, Inc.
6.00%, 1/15/22(7)	1,670	1,782,725
Infor US, Inc.
9.375%, 4/1/19	1,965	2,195,888

Security	Principal Amount* (000’s omitted)	Value
Midamerican Funding, LLC
6.927%, 3/1/29	345	$451,958
NCR Corp.
5.875%, 12/15/21(7)	285	302,100
6.375%, 12/15/23(7)	715	779,350
NeuStar, Inc.
4.50%, 1/15/23	695	604,650
Nuance Communications, Inc.
5.375%, 8/15/20(7)	885	920,400
NXP BV/NXP Funding, LLC
5.75%, 2/15/21(7)	1,105	1,167,156

		$30,099,642

Equipment Leasing — 0.9%
AWAS Aviation Capital, Ltd.
7.00%, 10/17/16(7)	3,632	$3,759,203
International Lease Finance Corp.
8.625%, 9/15/15	2,645	2,869,825
8.75%, 3/15/17	1,525	1,775,672
6.25%, 5/15/19	1,025	1,150,563
8.25%, 12/15/20	3,275	4,052,812
8.625%, 1/15/22	2,615	3,291,631

		$16,899,706

Financial Intermediaries — 2.1%
Ally Financial, Inc.
5.50%, 2/15/17	5,000	$5,428,125
6.25%, 12/1/17	3,295	3,690,400
8.00%, 11/1/31	2,450	3,142,125
CIT Group, Inc.
5.25%, 3/15/18	8,780	9,449,475
5.00%, 8/15/22	405	420,694
First Data Corp.
7.375%, 6/15/19(7)	2,470	2,658,337
6.75%, 11/1/20(7)	3,932	4,266,220
11.25%, 1/15/21	1,801	2,107,170
10.625%, 6/15/21	1,251	1,463,670
11.75%, 8/15/21	2,186	2,130,695
Ford Motor Credit Co., LLC
12.00%, 5/15/15	3,380	3,714,948
General Motors Financial Co., Inc.
6.75%, 6/1/18	1,365	1,556,953
Janus Capital Group, Inc.
6.70%, 6/15/17	1,582	1,791,686

		$41,820,498

Financial Services — 0.1%
Morgan Stanley
5.00%, 11/24/25	1,470	$1,572,355
Svensk Exportkredit AB
2.875% to 11/14/18, 11/14/23(7)(9)	900	894,354

		$2,466,709

Security	Principal Amount* (000’s omitted)	Value
Food Products — 0.5%
ASG Consolidated, LLC/ASG Finance, Inc.
15.00%, 5/15/17(7)(8)	3,122	$2,874,659
BRF SA
4.75%, 5/22/24(7)	960	948,000
Bunge, Ltd. Finance Corp.
8.50%, 6/15/19	1,000	1,257,766
ConAgra Foods, Inc.
6.625%, 8/15/39	213	266,965
Corn Products International, Inc.
6.625%, 4/15/37	325	400,586
HJ Heinz Co.
4.25%, 10/15/20	2,625	2,644,688
Post Holdings, Inc.
6.75%, 12/1/21(7)	995	1,058,431
7.375%, 2/15/22(7)	425	461,125

		$9,912,220

Food Service — 0.4%
Darling Ingredients, Inc.
5.375%, 1/15/22(7)	1,245	$1,296,356
NPC International, Inc.
10.50%, 1/15/20	4,405	4,988,662
Pinnacle Operating Corp.
9.00%, 11/15/20(7)	1,345	1,462,688

		$7,747,706

Food/Beverages/Tobacco — 0.0%(4)
Anadolu Efes Biracilik Ve Malt Sanayii AS
3.375%, 11/1/22(7)	1,000	$897,500

		$897,500

Food/Drug Retailers — 0.1%
Pantry, Inc. (The)
8.375%, 8/1/20	1,635	$1,773,975

		$1,773,975

Forest Products — 0.2%
Domtar Corp.
10.75%, 6/1/17	2,995	$3,730,296

		$3,730,296

Health Care — 4.4%
Air Medical Group Holdings, Inc.
9.25%, 11/1/18	1,588	$1,699,160
Alere, Inc.
8.625%, 10/1/18	1,310	1,385,325
6.50%, 6/15/20	1,055	1,113,025
Amsurg Corp.
5.625%, 11/30/20	1,865	1,892,975
Biomet, Inc.
6.50%, 8/1/20	1,245	1,347,713

Security	Principal Amount* (000’s omitted)	Value
Capsugel SA
7.00%, 5/15/19(7)(8)	780	$804,863
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	4,830	5,077,537
7.125%, 7/15/20	2,785	3,028,687
6.875%, 2/1/22(7)	3,455	3,679,575
ConvaTec Healthcare E SA
10.50%, 12/15/18(7)	2,235	2,422,181
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19(7)	1,640	1,795,800
5.875%, 1/31/22(7)	1,365	1,515,150
Fresenius US Finance II, Inc.
9.00%, 7/15/15(7)	1,400	1,515,500
Grifols Worldwide Operations, Ltd.
5.25%, 4/1/22(7)	1,235	1,284,400
HCA Holdings, Inc.
6.25%, 2/15/21	1,710	1,840,388
HCA, Inc.
6.50%, 2/15/20	3,215	3,624,912
7.50%, 2/15/22	2,930	3,387,812
4.75%, 5/1/23	1,125	1,126,406
Hologic, Inc.
6.25%, 8/1/20	5,990	6,349,400
Hospira, Inc.
6.05%, 3/30/17	1,000	1,103,768
5.60%, 9/15/40	500	531,670
INC Research, LLC
11.50%, 7/15/19(7)	1,270	1,447,800
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	3,115	3,527,737
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(7)	7,525	7,901,250
Mylan Inc.
3.125%, 1/15/23(7)	1,000	962,633
Opal Acquisition, Inc.
8.875%, 12/15/21(7)	2,205	2,329,031
Physio-Control International, Inc.
9.875%, 1/15/19(7)	1,496	1,660,560
ResCare, Inc.
10.75%, 1/15/19	1,740	1,909,650
Salix Pharmaceuticals, Ltd.
6.00%, 1/15/21(7)	1,825	1,961,875
STHI Holding Corp.
8.00%, 3/15/18(7)	1,375	1,459,219
Teleflex, Inc.
6.875%, 6/1/19	540	573,750
5.25%, 6/15/24(7)	790	799,875
Tenet Healthcare Corp.
5.00%, 3/1/19(7)	840	853,650
6.00%, 10/1/20	1,795	1,952,063
8.125%, 4/1/22	4,185	4,854,600
United Surgical Partners International, Inc.
9.00%, 4/1/20	1,880	2,084,450

Security	Principal Amount* (000’s omitted)	Value
VWR Funding, Inc.
7.25%, 9/15/17	1,580	$1,676,775
WellCare Health Plans, Inc.
5.75%, 11/15/20	3,060	3,274,200

		$85,755,365

Home Furnishings — 0.2%
D.R. Horton, Inc.
4.75%, 2/15/23	374	$374,468
Tempur Sealy International, Inc.
6.875%, 12/15/20	3,125	3,437,500

		$3,811,968

Homebuilders/Real Estate — 0.2%
Weyerhaeuser Real Estate Co.
4.375%, 6/15/19(7)	1,725	$1,735,781
5.875%, 6/15/24(7)	1,810	1,868,825

		$3,604,606

Industrial Equipment — 0.5%
Accudyne Industries Borrower/Accudyne Industries, LLC
7.75%, 12/15/20(7)	1,945	$2,090,875
BlueLine Rental Finance Corp.
7.00%, 2/1/19(7)	840	898,800
CNH Industrial Capital, LLC
3.875%, 11/1/15	1,070	1,096,750
6.25%, 11/1/16	2,055	2,239,950
3.625%, 4/15/18	2,500	2,565,625
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(11)	85	65,559
Kennametal, Inc.
3.875%, 2/15/22	970	972,305
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(7)(8)	320	341,600

		$10,271,464

Insurance — 0.5%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(7)	1,625	$1,722,500
American International Group, Inc.
6.25%, 5/1/36	500	631,694
Assured Guaranty US Holdings, Inc.
5.00%, 7/1/24	470	467,848
Genworth Financial, Inc.
7.625%, 9/24/21	990	1,241,603
PartnerRe Finance B, LLC
5.50%, 6/1/20	800	910,970
Principal Financial Group, Inc.
6.05%, 10/15/36	340	413,585
USI, Inc.
7.75%, 1/15/21(7)	3,115	3,200,662
Voya Financial, Inc.
5.70%, 7/15/43	200	234,836

Security	Principal Amount* (000’s omitted)	Value
XL Group PLC,
6.50% to 4/15/17,12/29/49(9)	710	$702,900

		$9,526,598

Internet Software & Services — 0.2%
Seagate HDD Cayman
4.75%, 6/1/23	1,000	$1,012,500
Tencent Holdings, Ltd.
3.375%, 5/2/19(7)	2,000	2,046,946
VeriSign, Inc.
4.625%, 5/1/23	550	546,095

		$3,605,541

Leisure Goods/Activities/Movies — 0.9%
Activision Blizzard, Inc.
6.125%, 9/15/23(7)	1,190	$1,311,975
Bombardier, Inc.
4.75%, 4/15/19(7)	1,025	1,044,219
Cinemark USA, Inc.
7.375%, 6/15/21	685	758,638
MISA Investments, Ltd.
8.625%, 8/15/18(7)(8)	2,195	2,252,619
NCL Corp., Ltd.
5.00%, 2/15/18(7)	1,445	1,499,187
Regal Entertainment Group
5.75%, 3/15/22	1,030	1,071,200
Royal Caribbean Cruises
11.875%, 7/15/15	530	589,625
7.25%, 6/15/16	660	730,950
7.25%, 3/15/18	1,680	1,944,600
Seven Seas Cruises, S. de R.L.
9.125%, 5/15/19	3,285	3,601,181
Viking Cruises, Ltd.
8.50%, 10/15/22(7)	435	482,850
WMG Acquisition Corp.
5.625%, 4/15/22(7)	2,060	2,078,025

		$17,365,069

Lodging and Casinos — 2.1%
Buffalo Thunder Development Authority
9.375%, 12/15/14(2)(7)	4,300	$1,763,000
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	5,545	4,713,250
GLP Capital, LP/GLP Financing II, Inc.
4.875%, 11/1/20(7)	3,730	3,851,225
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21(7)	3,645	3,879,647
Inn of the Mountain Gods Resort & Casino
9.25%, 11/30/20(7)	615	612,171
MGM Resorts International
6.625%, 12/15/21	3,290	3,664,237
7.75%, 3/15/22	3,970	4,664,750

Security	Principal Amount* (000’s omitted)	Value
Penn National Gaming, Inc.
5.875%, 11/1/21(7)	1,445	$1,369,138
Playa Resorts Holding B.V.
8.00%, 8/15/20(7)	1,220	1,320,650
Station Casinos, LLC
7.50%, 3/1/21	2,535	2,782,162
Studio City Finance, Ltd.
8.50%, 12/1/20(7)	6,740	7,498,250
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp.
6.375%, 6/1/21(7)	530	522,050
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(7)	3,565	2,156,825
Waterford Gaming, LLC
8.625%, 9/15/14(3)(7)	2,436	750,710
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20	1,945	2,129,775

		$41,677,840

Metals/Mining — 0.3%
Alcoa, Inc.
5.95%, 2/1/37	750	$758,257
First Quantum Minerals, Ltd.
6.75%, 2/15/20(7)	1,354	1,401,390
7.00%, 2/15/21(7)	1,354	1,399,697
FMG Resources August 2006 Pty, Ltd.
6.875%, 4/1/22(7)	800	861,000
Glencore Finance Canada, Ltd.
6.00%, 11/15/41(7)	400	442,281
Newcrest Finance Pty, Ltd.
5.75%, 11/15/41(7)	600	540,907
Nucor Corp.
5.20%, 8/1/43	120	128,079
Southern Copper Corp.
5.25%, 11/8/42	1,000	923,680

		$6,455,291

Mining, Steel, Iron and Nonprecious Metals — 0.5%
ArcelorMittal
6.75%, 2/25/22	4,000	$4,500,000
Eldorado Gold Corp.
6.125%, 12/15/20(7)	3,315	3,364,725
Imperial Metals Corp.
7.00%, 3/15/19(7)	995	1,024,850
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.375%, 5/1/22(7)	1,240	1,258,600

		$10,148,175

Nonferrous Metals/Minerals — 0.9%
Alpha Natural Resources, Inc.
7.50%, 8/1/20(7)	560	$543,200
Barrick International Barbados Corp.
6.35%, 10/15/36(7)	550	579,281

Security	Principal Amount* (000’s omitted)	Value
CONSOL Energy, Inc.
5.875%, 4/15/22(7)	3,065	$3,218,250
KGHM International, Ltd.
7.75%, 6/15/19(7)	3,730	4,023,737
New Gold, Inc.
7.00%, 4/15/20(7)	950	1,018,875
6.25%, 11/15/22(7)	1,535	1,604,075
Novelis, Inc.
8.375%, 12/15/17	1,565	1,670,246
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(7)	1,615	1,732,088
SunCoke Energy, Inc.
7.625%, 8/1/19	495	525,690
Teck Resources, Ltd.
4.75%, 1/15/22	1,000	1,050,465
Vale, Inc.
6.875%, 11/21/36	700	777,511

		$16,743,418

Oil and Gas — 8.1%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 5/20/20	1,245	$1,357,050
7.00%, 5/20/22	4,620	5,139,750
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 8/20/19	1,570	1,683,825
Anadarko Finance Co.
7.50%, 5/1/31	465	633,988
Antero Resources Finance Corp.
6.00%, 12/1/20	473	509,658
5.375%, 11/1/21	2,875	2,993,594
Athlon Holdings, LP/Athlon Finance Corp.
6.00%, 5/1/22(7)	1,135	1,177,562
Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp.
4.75%, 11/15/21	540	531,900
Berry Petroleum Co.
6.375%, 9/15/22	1,715	1,835,050
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	2,010	2,160,750
Bristow Group, Inc.
6.25%, 10/15/22	1,000	1,078,750
Calfrac Holdings, LP
7.50%, 12/1/20(7)	955	1,031,400
Chesapeake Energy Corp.
7.25%, 12/15/18	4,415	5,231,775
3.479%, 4/15/19(10)	2,045	2,069,284
6.125%, 2/15/21	1,825	2,053,125
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc.
6.625%, 11/15/19	1,100	1,188,000
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24	1,430	1,468,318

Security	Principal Amount* (000’s omitted)	Value
Concho Resources, Inc.
7.00%, 1/15/21	1,800	$1,984,500
6.50%, 1/15/22	685	758,638
5.50%, 4/1/23	5,200	5,616,000
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(7)	2,045	2,167,700
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	5,535	5,867,100
Denbury Resources, Inc.
5.50%, 5/1/22	910	931,613
Ecopetrol SA
5.875%, 5/28/45	290	301,890
Endeavor Energy Resources LP/EER Finance, Inc.
7.00%, 8/15/21(7)	2,265	2,429,212
Ensco PLC
4.70%, 3/15/21	900	981,462
EP Energy, LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	3,055	3,513,250
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	4,180	4,467,375
7.75%, 9/1/22	815	922,988
Halcon Resources Corp.
9.75%, 7/15/20	1,055	1,156,544
Harvest Operations Corp.
6.875%, 10/1/17	920	1,002,800
Holly Energy Partners, LP/Holly Energy Finance Corp.
6.50%, 3/1/20	615	665,738
Kinder Morgan, Inc.
5.00%, 2/15/21(7)	3,095	3,226,537
Kodiak Oil & Gas Corp.
8.125%, 12/1/19	8,630	9,600,875
5.50%, 1/15/21	375	392,813
Laredo Petroleum, Inc.
7.375%, 5/1/22	5,880	6,600,300
MEG Energy Corp.
6.375%, 1/30/23(7)	2,210	2,359,175
Memorial Resource Development Corp.
5.875%, 7/1/22(7)	785	794,813
Murphy Oil USA, Inc.
6.00%, 8/15/23	4,165	4,404,487
Oasis Petroleum, Inc.
6.50%, 11/1/21	955	1,031,400
6.875%, 3/15/22(7)	2,805	3,071,475
6.875%, 1/15/23	3,030	3,317,850
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 2/15/22(7)	1,050	1,126,125
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	1,770	1,938,150
Petrobras International Finance Co.
6.875%, 1/20/40	900	951,750
Plains Exploration & Production Co.
6.125%, 6/15/19	650	721,500
6.875%, 2/15/23	488	573,400
Precision Drilling Corp.
6.625%, 11/15/20	1,150	1,236,250
6.50%, 12/15/21	2,390	2,611,075

Security	Principal Amount* (000’s omitted)	Value
Range Resources Corp.
6.75%, 8/1/20	1,815	$1,960,200
Reliance Holding USA, Inc.
5.40%, 2/14/22(7)	1,430	1,545,780
Rice Energy, Inc.
6.25%, 5/1/22(7)	2,780	2,852,975
Rockies Express Pipeline, LLC
3.90%, 4/15/15(7)	600	607,500
Rosetta Resources, Inc.
5.625%, 5/1/21	1,715	1,772,881
5.875%, 6/1/22	2,695	2,819,644
Rowan Cos., Inc.
7.875%, 8/1/19	1,000	1,222,408
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	3,640	3,867,500
5.625%, 4/15/23(7)	2,255	2,356,475
5.625%, 4/15/23	2,585	2,701,325
5.75%, 5/15/24(7)	4,480	4,676,000
Samson Investment Co.
10.75%, 2/15/20(7)	2,260	2,392,775
SandRidge Energy, Inc.
7.50%, 3/15/21	1,000	1,088,750
8.125%, 10/15/22	100	110,625
SESI, LLC
6.375%, 5/1/19	3,365	3,608,962
Seven Generations Energy, Ltd.
8.25%, 5/15/20(7)	4,000	4,420,000
Seventy Seven Energy, Inc.
6.50%, 7/15/22(7)	670	687,588
SM Energy Co.
6.50%, 1/1/23	1,745	1,897,687
Southwestern Energy Co.
7.50%, 2/1/18	4,200	5,009,046
Tesoro Corp.
4.25%, 10/1/17	1,000	1,050,000
Total Capital International SA
2.70%, 1/25/23	960	928,621
Ultra Petroleum Corp.
5.75%, 12/15/18(7)	520	547,300
WPX Energy, Inc.
5.25%, 1/15/17	770	823,900
6.00%, 1/15/22	720	772,200

		$158,588,706

Oil, Gas & Consumable Fuels — 0.1%
Concho Resources, Inc.
5.50%, 10/1/22	1,250	$1,351,562
Hess Corp.
5.60%, 2/15/41	500	579,153
Valero Energy Corp.
6.625%, 6/15/37	450	560,133

		$2,490,848

Security	Principal Amount* (000’s omitted)	Value
Pharmaceuticals — 0.1%
Endo Finance, LLC & Endo Finco, Inc.
7.00%, 7/15/19(7)	1,260	$1,351,350
7.00%, 12/15/20(7)	1,145	1,229,444
7.25%, 1/15/22(7)	185	200,725

		$2,781,519

Publishing — 1.3%
Gannett Co., Inc.
5.125%, 7/15/20(7)	3,290	$3,392,813
Laureate Education, Inc.
9.25%, 9/1/19(7)	16,640	17,222,400
McGraw-Hill Global Education Holdings, LLC/ McGraw-Hill Global Education Finance
9.75%, 4/1/21	3,640	4,199,650
Nielsen Finance LLC
5.00%, 4/15/22(7)	600	607,500
RR Donnelley & Sons Co.
6.00%, 4/1/24	530	536,625

		$25,958,988

Radio and Television — 0.7%
Clear Channel Communications, Inc.
9.00%, 12/15/19	226	$241,820
11.25%, 3/1/21	1,505	1,711,937
Clear Channel Worldwide Holdings, Inc.
Series A, 7.625%, 3/15/20	470	505,250
Series A, 6.50%, 11/15/22	1,100	1,179,750
Series B, 6.50%, 11/15/22	2,130	2,305,725
Crown Media Holdings, Inc.
10.50%, 7/15/19	1,325	1,498,906
Sirius XM Radio, Inc.
5.875%, 10/1/20(7)	745	789,700
6.00%, 7/15/24(7)	2,830	2,950,275
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	1,470	1,537,988

		$12,721,351

Real Estate Investment Trusts (REITs) — 0.1%
CubeSmart LP
4.80%, 7/15/22	711	$766,076
Digital Realty Trust, LP
5.875%, 2/1/20	681	757,657
Host Hotels & Resorts LP
4.75%, 3/1/23	500	533,616
Vornado Realty, LP
5.00%, 1/15/22	500	548,304

		$2,605,653

Retailers (Except Food and Drug) — 4.0%
Academy, Ltd./Academy Finance Corp.
9.25%, 8/1/19(7)	3,000	$3,232,500

Security	Principal Amount* (000’s omitted)	Value
Best Buy Co., Inc.
5.00%, 8/1/18	1,865	$1,965,244
Burlington Holdings, LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18(7)(8)	1,954	2,007,774
Claire’s Stores, Inc.
9.00%, 3/15/19(7)	3,595	3,770,256
Express, LLC/Express Finance Corp.
8.75%, 3/1/18	10,414	10,960,735
Hillman Group, Inc. (The)
6.375%, 7/15/22(7)	2,665	2,678,325
Hot Topic, Inc.
9.25%, 6/15/21(7)	4,550	5,073,250
L Brands, Inc.
8.50%, 6/15/19	3,325	4,098,062
6.625%, 4/1/21	6,135	7,001,568
5.625%, 2/15/22	790	859,125
Macy’s Retail Holdings, Inc.
6.90%, 4/1/29	650	814,467
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/22(7)	3,475	3,614,000
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(7)(8)	5,095	5,228,744
Michaels Stores, Inc.
7.75%, 11/1/18	835	885,100
5.875%, 12/15/20(7)	2,415	2,470,545
Neiman Marcus Group, Ltd.
8.00%, 10/15/21(7)	1,760	1,905,200
8.75%, 10/15/21(7)(8)	2,230	2,441,850
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(7)(8)	6,365	6,516,169
Petco Animal Supplies, Inc.
9.25%, 12/1/18(7)	4,475	4,816,219
Petco Holdings, Inc.
8.50%, 10/15/17(7)(8)	2,400	2,466,000
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	4,070	4,354,900
Wal-Mart Stores, Inc.
4.25%, 4/15/21	200	221,250

		$77,381,283

Software and Services — 0.3%
Audatex North America, Inc.
6.00%, 6/15/21(7)	1,730	$1,855,425
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(7)(8)	2,620	2,692,050
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(7)	2,350	2,197,250

		$6,744,725

Steel — 0.1%
AK Steel Corp.
8.75%, 12/1/18	910	$1,022,613

Security	Principal Amount* (000’s omitted)	Value
Steel Dynamics, Inc.
6.375%, 8/15/22	500	$546,250

		$1,568,863

Super Retail — 0.1%
AutoNation, Inc.
5.50%, 2/1/20	1,080	$1,194,750

		$1,194,750

Surface Transport — 0.1%
Florida East Coast Holdings Corp.
6.75%, 5/1/19(7)	800	$847,000
Hertz Corp. (The)
7.50%, 10/15/18	25	26,250
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(7)	1,045	1,071,125

		$1,944,375

Technology — 0.0%(4)
Western Union Co. (The)
6.20%, 11/17/36	700	$727,084

		$727,084

Telecommunications — 6.5%
Altice SA
7.75%, 5/15/22(7)	4,625	$4,948,750
AT&T, Inc.
5.80%, 2/15/19	1,350	1,572,143
Avaya, Inc.
9.00%, 4/1/19(7)	2,515	2,625,031
10.50%, 3/1/21(7)	4,690	4,350,378
Axtel SAB de CV
8.00%, 1/31/20(7)	945	970,988
Bharti Airtel International Netherlands BV
5.125%, 3/11/23(7)	268	275,893
CenturyLink, Inc.
6.75%, 12/1/23	3,155	3,462,612
Cogeco Cable, Inc.
4.875%, 5/1/20(7)	715	726,619
Colombia Telecomunicaciones SA ESP
5.375%, 9/27/22(7)	1,250	1,253,125
Columbus International, Inc.
7.375%, 3/30/21(7)	820	886,625
Digicel Group, Ltd.
7.125%, 4/1/22(7)	1,155	1,206,975
Digicel, Ltd.
8.25%, 9/1/17(7)	5,905	6,104,589
6.00%, 4/15/21(7)	2,310	2,390,850
Equinix, Inc.
7.00%, 7/15/21	1,340	1,485,725
Frontier Communications Corp.
7.625%, 4/15/24	285	308,156

Security	Principal Amount* (000’s omitted)		Value
Hughes Satellite Systems Corp.
6.50%, 6/15/19		3,235	$3,615,112
Intelsat Jackson Holdings SA
7.25%, 10/15/20		2,350	2,538,000
Intelsat Luxembourg SA
7.75%, 6/1/21		4,625	4,914,062
8.125%, 6/1/23		3,540	3,840,900
Koninklijke KPN NV
7.00% to 3/28/23, 3/28/73(7)(9)		500	530,500
NII International Telecom SCA
7.875%, 8/15/19(7)		2,090	1,823,525
Nokia OYJ
5.375%, 5/15/19		1,000	1,082,500
SBA Telecommunications, Inc.
8.25%, 8/15/19		640	671,680
5.75%, 7/15/20		1,985	2,116,506
Sprint Capital Corp.
8.75%, 3/15/32		1,365	1,583,400
Sprint Communications, Inc.
9.125%, 3/1/17		1,225	1,437,844
9.00%, 11/15/18(7)		13,520	16,426,800
7.00%, 8/15/20		4,810	5,345,112
Sprint Corp.
7.25%, 9/15/21(7)		2,060	2,278,875
7.875%, 9/15/23(7)		8,550	9,533,250
T-Mobile USA, Inc.
5.25%, 9/1/18		4,725	4,978,969
6.25%, 4/1/21		1,100	1,172,875
6.633%, 4/28/21		1,735	1,884,644
6.731%, 4/28/22		1,160	1,255,700
6.625%, 4/1/23		2,170	2,365,300
6.836%, 4/28/23		580	633,650
Telecom Italia Capital SA
7.721%, 6/4/38		600	694,500
Telefonica Emisiones SAU
7.045%, 6/20/36		400	511,064
Turk Telekomunikasyon AS
3.75%, 6/19/19(7)		2,000	1,983,050
Verizon Communications, Inc.
4.50%, 9/15/20		2,499	2,752,136
Virgin Media Secured Finance PLC
5.50%, 1/15/25(7)		725	752,188
Wind Acquisition Finance SA
5.595%, 4/30/19(7)(10)	EUR	600	833,575
4.203%, 7/15/20(7)(10)		625	855,813
4.75%, 7/15/20(7)		5,285	5,337,850
7.375%, 4/23/21(7)		4,625	4,948,750
Windstream Corp.
8.125%, 9/1/18		2,490	2,619,480
7.75%, 10/1/21		1,455	1,596,863
7.50%, 6/1/22		1,870	2,042,975
6.375%, 8/1/23		180	183,150

			$127,709,057

Security	Principal Amount* (000’s omitted)	Value
Utilities — 0.8%
AES Corp.
5.50%, 3/15/24	1,025	$1,053,187
AES Gener SA
5.25%, 8/15/21(7)	725	776,163
Duquesne Light Holdings, Inc.
5.90%, 12/1/21(7)	850	1,004,128
Enel SpA
8.75% to 9/24/23, 9/24/73(7)(9)	1,200	1,416,000
Iberdrola Finance Ireland, Ltd.
5.00%, 9/11/19(7)	600	675,765
ITC Holdings Corp.
5.30%, 7/1/43	750	827,698
NRG Energy, Inc.
8.25%, 9/1/20	3,910	4,291,225
7.875%, 5/15/21	2,015	2,244,206
PPL Capital Funding, Inc.
Series A, 6.70%, to 3/30/17, 3/30/67(9)	1,500	1,530,949
Southwestern Electric Power Co.
6.20%, 3/15/40	565	708,776

		$14,528,097

Total Corporate Bonds & Notes (identified cost $1,039,028,711)		$1,094,675,252

Foreign Government Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
Government of Bermuda 5.603%, 7/20/20(7)	$1,960	$2,195,200

Total Foreign Government Securities (identified cost $2,119,615)		$2,195,200

Mortgage Pass-Throughs — 17.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2023(12)	$9,376	$9,975,527
5.50%, with various maturities to 2032(13)	3,443	3,759,433
6.00%, with various maturities to 2031	2,377	2,562,426
6.50%, with various maturities to 2032(12)	19,901	22,474,560
7.00%, with various maturities to 2036	14,343	16,444,687
7.13%, with maturity at 2023	240	271,330
7.50%, with various maturities to 2029	9,208	10,803,837
7.65%, with maturity at 2022	311	355,915
8.00%, with various maturities to 2030	5,860	6,807,250
8.25%, with maturity at 2020	133	148,605
8.30%, with maturity at 2020	571	647,052
8.50%, with various maturities to 2031	4,991	5,891,153
9.00%, with various maturities to 2031	1,110	1,239,883
9.50%, with various maturities to 2025	985	1,111,964

Security	Principal Amount (000’s omitted)	Value
10.00%, with maturity at 2020	$119	$133,011
10.50%, with maturity at 2020	112	129,217
12.00%, with maturity at 2020	18	18,159
13.00%, with maturity at 2015	2	1,656

		$82,775,665

Federal National Mortgage Association:
2.394%, with maturity at 2022(14)	$1,037	$1,059,721
2.585%, with maturity at 2036(14)	2,471	2,548,789
4.50%, with maturity at 2042(12)	16,912	18,307,473
5.00%, with various maturities to 2040(12)	28,525	31,458,649
5.463%, with maturity at 2037(14)	4,373	4,597,723
5.50%, with various maturities to 2033	5,048	5,634,765
6.00%, with various maturities to 2033	8,950	9,984,047
6.321%, with maturity at 2032(14)	7,482	8,305,490
6.50%, with various maturities to 2036(12)	51,102	58,405,192
6.75%, with maturity at 2023	161	176,464
7.00%, with various maturities to 2036(12)	25,325	29,319,904
7.50%, with various maturities to 2035	10,183	12,047,946
8.00%, with various maturities to 2031	3,669	4,316,381
8.12%, with maturity at 2027(15)	924	1,078,590
8.25%, with maturity at 2018	6	6,047
8.315%, with maturity at 2029(15)	298	351,517
8.398%, with maturity at 2028(15)	324	374,245
8.431%, with maturity at 2024(15)	44	51,471
8.50%, with various maturities to 2030	4,526	5,308,214
8.608%, with maturity at 2027(15)	327	386,870
8.96%, with maturity at 2018(15)	102	109,561
9.00%, with various maturities to 2027	5,752	6,803,772
9.50%, with various maturities to 2030	1,515	1,752,488
9.555%, with maturity at 2025(15)	228	256,160
9.795%, with maturity at 2019(15)	123	134,621
10.00%, with various maturities to 2020	357	400,367
10.50%, with maturity at 2021	327	374,989
11.50%, with maturity at 2016	18	19,337

		$203,570,793

Government National Mortgage Association:
6.00%, with maturity at 2024	$1,299	$1,429,895
6.50%, with various maturities to 2032	10,031	11,405,302
7.00%, with various maturities to 2033	6,808	7,938,151
7.50%, with various maturities to 2032	14,436	17,008,949
8.00%, with various maturities to 2034	8,854	10,492,250
8.30%, with maturity at 2020	286	321,006
8.50%, with various maturities to 2022	506	588,794
9.00%, with various maturities to 2026	2,316	2,703,894
9.50%, with various maturities to 2026	3,387	3,979,837
10.00%, with maturity at 2019	178	201,663

		$56,069,741

Total Mortgage Pass-Throughs (identified cost $322,779,581)		$342,416,199

Collateralized Mortgage Obligations — 10.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$738	$815,920
Series 1497, Class K, 7.00%, 4/15/23	709	794,106
Series 1529, Class Z, 7.00%, 6/15/23	1,083	1,211,917
Series 1620, Class Z, 6.00%, 11/15/23	900	996,836
Series 1677, Class Z, 7.50%, 7/15/23	624	709,711
Series 1702, Class PZ, 6.50%, 3/15/24	7,588	8,557,457
Series 2113, Class QG, 6.00%, 1/15/29	1,479	1,659,924
Series 2122, Class K, 6.00%, 2/15/29	281	316,487
Series 2130, Class K, 6.00%, 3/15/29	191	214,424
Series 2167, Class BZ, 7.00%, 6/15/29	187	211,167
Series 2182, Class ZB, 8.00%, 9/15/29	1,824	2,175,334
Series 2198, Class ZA, 8.50%, 11/15/29	2,266	2,686,776
Series 2245, Class A, 8.00%, 8/15/27	5,692	6,781,893
Series 2458, Class ZB, 7.00%, 6/15/32	1,892	2,204,573
Series 3762, Class SH, 9.698%, 11/15/40(16)	2,112	2,222,581
Series 3780, (Interest Only), Class PS, 6.298%, 8/15/35(16)(17)	14,597	1,241,100
Series 3973, (Interest Only), Class SG, 6.498%, 4/15/30(16)(17)	11,709	1,715,881
Series 4070, (Interest Only), Class S, 5.948%, 6/15/32(16)(17)	18,261	3,401,541
Series 4109, (Interest Only), Class ES, 5.998%, 12/15/41(16)(17)	15,000	1,083,631
Series 4109, (Interest Only), Class KS, 5.948%, 5/15/32(16)(17)	17,519	1,995,265
Series 4110, (Interest Only), Class SA, 5.498%, 9/15/42(16)(17)	13,604	1,723,572
Series 4149, (Interest Only), Class S, 6.098%, 1/15/33(16)(17)	8,666	1,741,791
Series 4186, (Interest Only), Class IQ, 4.00%, 12/15/28(17)	18,145	1,486,513
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(17)	8,190	1,016,868
Series 4203, (Interest Only), Class QS, 6.098%, 5/15/43(16)(17)	6,560	1,331,722
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(17)	12,609	851,609
Series 4273, Class PU, 4.00%, 11/15/43	17,166	17,360,848
Series 4273, Class SP, 11.597%, 11/15/43(16)	3,815	4,118,022

		$70,627,469

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$118	$126,009
Series G92-44, Class ZQ, 8.00%, 7/25/22	192	205,037
Series G92-46, Class Z, 7.00%, 8/25/22	441	490,107
Series G92-60, Class Z, 7.00%, 10/25/22	691	762,680
Series G93-35, Class ZQ, 6.50%, 11/25/23	9,219	10,303,790
Series G93-40, Class H, 6.40%, 12/25/23	1,981	2,208,419
Series 1988-14, Class I, 9.20%, 6/25/18	106	115,899
Series 1989-1, Class D, 10.30%, 1/25/19	64	67,667
Series 1989-34, Class Y, 9.85%, 7/25/19	214	241,369
Series 1990-17, Class G, 9.00%, 2/25/20	136	154,362
Series 1990-27, Class Z, 9.00%, 3/25/20	84	96,144
Series 1990-29, Class J, 9.00%, 3/25/20	70	79,780
Series 1990-43, Class Z, 9.50%, 4/25/20	281	320,159
Series 1991-98, Class J, 8.00%, 8/25/21	140	158,674
Series 1992-77, Class ZA, 8.00%, 5/25/22	953	1,088,367
Series 1992-103, Class Z, 7.50%, 6/25/22	60	68,270
Series 1992-113, Class Z, 7.50%, 7/25/22	113	127,716
Series 1992-185, Class ZB, 7.00%, 10/25/22	229	256,547
Series 1993-16, Class Z, 7.50%, 2/25/23	582	659,922
Series 1993-22, Class PM, 7.40%, 2/25/23	462	524,033
Series 1993-25, Class J, 7.50%, 3/25/23	638	724,175
Series 1993-30, Class PZ, 7.50%, 3/25/23	1,150	1,304,417
Series 1993-42, Class ZQ, 6.75%, 4/25/23	1,610	1,794,179
Series 1993-56, Class PZ, 7.00%, 5/25/23	243	275,582
Series 1993-156, Class ZB, 7.00%, 9/25/23	274	308,260
Series 1994-45, Class Z, 6.50%, 2/25/24	2,076	2,309,160

Security	Principal Amount (000’s omitted)	Value
Series 1994-89, Class ZQ, 8.00%, 7/25/24	$1,318	$1,524,877
Series 1996-57, Class Z, 7.00%, 12/25/26	1,264	1,432,954
Series 1997-77, Class Z, 7.00%, 11/18/27	516	586,924
Series 1998-44, Class ZA, 6.50%, 7/20/28	550	627,307
Series 1999-45, Class ZG, 6.50%, 9/25/29	184	206,299
Series 2000-22, Class PN, 6.00%, 7/25/30	1,673	1,883,483
Series 2001-37, Class GA, 8.00%, 7/25/16	115	119,752
Series 2002-1, Class G, 7.00%, 7/25/23	359	402,569
Series 2002-21, Class PE, 6.50%, 4/25/32	1,403	1,556,177
Series 2005-75, Class CS, 23.592%, 9/25/35(16)	948	1,776,347
Series 2007-74, Class AC, 5.00%, 8/25/37(12)	16,598	18,251,804
Series 2010-99, (Interest Only), Class NS, 6.448%, 3/25/39(16)(17)	11,635	1,428,050
Series 2010-119, (Interest Only), Class SK, 5.848%, 4/25/40(16)(17)	10,427	825,984
Series 2010-124, (Interest Only), Class SJ, 5.898%, 11/25/38(16)(17)	8,649	1,241,069
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(17)	33,726	1,867,988
Series 2011-45, (Interest Only), Class SA, 6.498%, 1/25/29(16)(17)	10,003	1,126,996
Series 2011-49, Class NT, 6.00%, 6/25/41(16)	2,613	2,856,412
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(17)	16,783	2,065,575
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(17)	9,244	1,142,521
Series 2012-24, (Interest Only), Class S, 5.348%, 5/25/30(16)(17)	7,621	923,256
Series 2012-33, (Interest Only), Class CI, 3.50%, 3/25/27(17)	16,206	1,987,711
Series 2012-56, (Interest Only), Class SU, 6.598%, 8/25/26(16)(17)	10,052	1,151,879
Series 2012-124, (Interest Only), Class IO, 1.504%, 11/25/42(17)	20,017	1,133,728
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(17)	7,971	1,810,415
Series 2012-150, (Interest Only), Class SK, 5.998%, 1/25/43(16)(17)	10,973	2,196,132
Series 2013-6, (Interest Only), Class TI, 4.50%, 2/25/43(17)	27,390	4,839,430
Series 2013-6, Class TA, 1.50%, 1/25/43	20,541	19,352,441
Series 2013-12, (Interest Only), Class SP, 5.498%, 11/25/41(16)(17)	6,366	1,057,633
Series 2013-15, (Interest Only), Class DS, 6.048%, 3/25/33(16)(17)	22,579	4,735,328
Series 2013-16, (Interest Only), Class SY, 5.998%, 3/25/43(16)(17)	5,001	1,070,609
Series 2013-54, (Interest Only), Class HS, 6.148%, 10/25/41(16)(17)	9,120	1,638,631
Series 2013-64, (Interest Only), Class PS, 6.098%, 4/25/43(16)(17)	9,298	1,879,463
Series 2013-75, (Interest Only), Class SC, 6.098%, 7/25/42(16)(17)	21,220	3,946,738
Series 2013-123, Class VS, 11.595%, 9/25/41(16)	2,166	2,227,012
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(17)	7,912	1,649,165
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(17)	8,902	1,865,653

		$119,159,036

Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	$1,751	$1,852,349
Series 2005-72, Class E, 12.00%, 11/16/15	16	16,066
Series 2012-50, (Principal Only), Class CO, 0.00%, 8/20/40(18)	778	715,097
Series 2013-24, Class KS, 5.576%, 2/20/43(16)	3,275	3,271,785
Series 2013-124, Class LS, 11.992%, 5/20/41(16)	1,798	1,872,631
Series 2013-168, Class US, 11.592%, 11/20/43(16)	1,521	1,597,303

		$9,325,231

Total Collateralized Mortgage Obligations (identified cost $194,452,168)		$199,111,736

Commercial Mortgage-Backed Securities — 9.5%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(7)	$1,953	$1,963,737
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(7)	3,000	3,469,539
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	677	679,514
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(15)	2,107	2,274,320
BACM, Series 2006-5, Class AM, 5.448%, 9/10/47	3,000	3,229,230
BAMLL, Series 2013-DSNY, Class E, 2.752%, 9/15/26(7)(15)	1,500	1,508,879
BSCMS, Series 2002-TOP8, Class C, 5.22%, 8/15/38(15)	2,000	2,035,221
BSCMS, Series 2005-PW10, Class A4, 5.405%, 12/11/40(15)	3,352	3,488,815
BSCMS, Series 2005-PWR7, Class A3, 5.116%, 2/11/41(15)	2,361	2,399,131
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	1,395	1,516,027
CDCMT, Series 2005-CD1, Class AJ, 5.401%, 7/15/44(15)	3,650	3,825,811
CDCMT, Series 2006-CD2, Class A4, 5.48%, 1/15/46(15)	1,472	1,554,410
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	4,007	4,306,870
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	3,113	3,141,462
COMM, Series 2006-C7, Class AM, 5.97%, 6/10/46(15)	4,620	4,972,118
COMM, Series 2006-C8, Class A4, 5.306%, 12/10/46	635	684,798
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	395	409,833
COMM, Series 2012-CR2, Class D, 5.02%, 8/15/45(7)(15)	1,440	1,511,754
COMM, Series 2012-LC4, Class AM, 4.063%, 12/10/44	750	795,428
COMM, Series 2012-LC4, Class C, 5.823%, 12/10/44(15)	600	677,914
COMM, Series 2013-CR9, Class D, 4.402%, 7/10/45(7)(15)	3,000	2,789,087
COMM, Series 2013-CR10, Class D, 4.956%, 8/10/46(7)(15)	3,500	3,398,860
COMM, Series 2013-CR11, Class D, 5.34%, 10/10/46(7)(15)	1,125	1,120,331
COMM, Series 2014-KYO, Class D, 2.504%, 6/11/27(7)(15)	3,250	3,251,904
COMM, Series 2014-UBS2, Class A2, 2.82%, 3/10/47	2,200	2,272,298
CSFB, Series 2003-C5, Class D, 5.116%, 12/15/36(15)	979	980,423
CSMC, Series 2006-C3, Class A3, 5.982%, 6/15/38(15)	1,926	2,069,877
CSMC, Series 2006-C4, Class A3, 5.467%, 9/15/39	627	676,445
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(7)	1,002	1,044,192
DDR, Series 2009-DDR1, Class C, 6.223%, 10/14/22(7)	1,250	1,262,504
ESA, Series 2013-ESH5, Class D5, 4.316%, 12/5/31(7)(15)	500	510,150
ESA, Series 2013-ESH7, Class D7, 5.521%, 12/5/31(7)(15)	4,000	4,215,360
GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	251	251,555
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	1,850	1,867,928
GSMS, Series 2013-KYO, Class B, 1.601%, 11/8/29(7)(15)	2,500	2,523,364
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(7)	2,400	2,492,215
JPMBB, Series 2013-C17, Class D, 5.05%, 1/15/47(7)(15)	3,000	2,902,186
JPMBB, Series 2014-C19, Class A2, 3.046%, 4/15/47	2,448	2,553,708
JPMBB, Series 2014-C19, Class D, 4.836%, 4/15/47(7)(15)	1,425	1,341,618
JPMCC, Series 2004-CBX, Class A5, 4.654%, 1/12/37	116	116,400
JPMCC, Series 2005-LDP4, Class A4, 4.918%, 10/15/42(15)	2,808	2,915,511
JPMCC, Series 2005-LDP5, Class A4, 5.405%, 12/15/44(15)	2,500	2,615,699
JPMCC, Series 2005-LDP5, Class AJ, 5.526%, 12/15/44(15)	1,000	1,060,591
JPMCC, Series 2006-CB14, Class A4, 5.481%, 12/12/44(15)	3,392	3,566,150
JPMCC, Series 2006-CB16, Class A4, 5.552%, 5/12/45	1,727	1,857,398
JPMCC, Series 2006-LDP7, Class A4, 6.057%, 4/15/45(15)	3,990	4,294,607
JPMCC, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	2,410	2,597,327
JPMCC, Series 2006-LDP9, Class A3, 5.336%, 5/15/47	1,750	1,900,147
JPMCC, Series 2006-LDP9, Class AM, 5.372%, 5/15/47	3,000	3,171,277
JPMCC, Series 2010-C2, Class D, 5.692%, 11/15/43(7)(15)	3,247	3,607,780
JPMCC, Series 2010-CNTR, Class A2, 4.311%, 8/5/32(7)	3,750	4,104,645
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(7)	1,433	1,499,858
JPMCC, Series 2012-CBX, Class A2, 1.81%, 6/15/45	4,500	4,577,656
JPMCC, Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,075,006
JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	1,110	1,099,159
JPMCC, Series 2014-FBLU, Class D, 2.752%, 12/15/28(7)(15)	1,500	1,505,599
LB-UBS, Series 2006-C1, Class A4, 5.156%, 2/15/31	2,000	2,104,769

Security	Principal Amount (000’s omitted)	Value
LB-UBS, Series 2006-C7, Class AM, 5.378%, 11/15/38	$1,750	$1,898,699
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49	5,000	5,384,390
MLMT, Series 2004-BPC1, Class A5, 4.855%, 10/12/41(15)	1,393	1,398,620
Motel 6, Series 2012-MTL6, Class D, 3.781%, 10/5/25(7)	3,045	3,098,606
MSBAM, Series 2014-C15, Class D, 5.062%, 4/15/47(7)(15)	1,000	963,462
MSC, Series 2003-T11, Class B, 5.553%, 6/13/41(15)	536	539,312
MSC, Series 2005-HQ5, Class A4, 5.168%, 1/14/42	1,051	1,065,582
MSC, Series 2005-T17, Class A5, 4.78%, 12/13/41	1,397	1,410,742
MSC, Series 2006-HQ8, Class A4, 5.598%, 3/12/44(15)	4,968	5,227,244
MSC, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	3,879	4,182,671
MSC, Series 2007-IQ15, Class A4, 6.105%, 6/11/49(15)	3,919	4,342,703
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41(15)	360	360,271
WBCMT, Series 2006-C23, Class A4, 5.418%, 1/15/45(15)	2,689	2,826,772
WBCMT, Series 2006-C24, Class A3, 5.558%, 3/15/45(15)	2,500	2,656,211
WBCMT, Series 2006-C27, Class A3, 5.765%, 7/15/45(15)	2,896	3,088,250
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	3,718	4,012,765
WBCMT, Series 2006-C28, Class AM, 5.603%, 10/15/48(15)	3,000	3,243,069
WBCMT, Series 2006-C29, Class A4, 5.308%, 11/15/48	3,938	4,271,373
WFCM, Series 2013-LC12, Class D, 4.439%, 7/15/46(7)(15)	3,000	2,783,870
WF-RBS, Series 2012-C9, Class D, 4.963%, 11/15/45(7)(15)	2,750	2,741,005
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	660	660,003
WF-RBS, Series 2014-LC14, Class D, 4.586%, 3/15/47(7)(15)	3,000	2,807,838

Total Commercial Mortgage-Backed Securities (identified cost $181,399,370)		$184,601,853

Asset-Backed Securities — 1.7%

Security	Principal Amount (000’s omitted)	Value
AESOP, Series 2014-1A, Class B, 2.96%, 7/20/20(7)	$1,335	$1,341,549
AH4R, Series 2014-SFR1, Class C, 2.00%, 6/17/31(7)(10)	400	400,003
AH4R, Series 2014-SFR1, Class D, 2.35%, 6/17/31(7)(10)	1,475	1,472,394
Apidos CDO XVII, Series 2014-17A, Class B, 3.06%, 4/17/26(7)(10)	750	733,295
Apidos CDO XVII, Series 2014-17A, Class C, 3.51%, 4/17/26(7)(10)	1,000	941,933
Apidos CDO XVII, Series 2014-17A, Class D, 4.96%, 4/17/26(7)(10)	1,000	909,138
Babson Ltd., Series 2005-1A, Class C1, 2.177%, 4/15/19(7)(10)	753	747,394
CAH, Series 2014-1A, Class C, 2.10%, 5/17/31(7)(10)	1,740	1,746,689
CAH, Series 2014-1A, Class D, 2.40%, 5/17/31(7)(10)	500	498,013
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 4.976%, 7/17/19(7)(10)	500	485,574
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.878%, 4/21/25(7)(10)	3,100	2,995,828
Comstock Funding Ltd., Series 2006-1A, Class D, 4.478%, 5/30/20(7)(10)	1,844	1,839,975
DROT, Series 2013-2, Class A, 2.27%, 5/20/26(7)	3,016	3,035,801
FORDR, Series 2014-1, Class A, 2.26%, 11/15/25(7)	1,000	1,009,988
FORDR, Series 2014-1, Class B, 2.41%, 11/15/25(7)	1,600	1,611,757
HGVT, Series 2014-AA, Class A, 1.77%, 11/25/26(7)	800	800,852
Invitation Homes Trust, Series 2013-SFR1, Class C, 2.10%, 12/17/30(7)(10)	650	650,747
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(7)(10)	1,000	999,798
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.752%, 6/17/31(7)(10)	2,461	2,486,551
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30(7)	1,026	1,035,299
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 2.976%, 7/17/25(7)(10)	1,075	1,042,393
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.576%, 7/17/25(7)(10)	1,075	1,028,916
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.726%, 7/17/25(7)(10)	1,300	1,166,073
OMFIT, Series 2014-1A, Class A, 2.43%, 6/18/24(7)	1,040	1,039,979
OMFIT, Series 2014-1A, Class B, 3.24%, 6/18/24(7)	1,200	1,209,000
SRFC, Series 2014-1A, Class B, 2.42%, 3/20/30(7)	2,088	2,085,349

Total Asset-Backed Securities (identified cost $33,043,383)		$33,314,288

U.S. Government Agency Obligations — 1.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
4.125%, 12/13/19(12)	$3,975	$4,432,232
5.25%, 12/9/22	9,000	10,768,698
5.375%, 5/15/19(12)	6,585	7,728,729

Total U.S. Government Agency Obligations (identified cost $21,743,001)		$22,929,659

U.S. Treasury Obligations — 1.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 8.875%, 2/15/19	$25,000	$33,325,200

Total U.S. Treasury Obligations (identified cost $34,128,778)		$33,325,200

Common Stocks — 0.4%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(11)	25,372	$1,176,627

		$1,176,627

Building and Development — 0.2%
Panolam Holdings Co.(3)(19)(20)	3,677	$3,345,960

		$3,345,960

Food Service — 0.0%(4)
Buffets Restaurants Holdings, Inc.(3)(11)(20)	55,884	$335,304

		$335,304

Home Furnishings — 0.0%(4)
Sanitec Europe Oy B Units(3)(11)	27,040	$64,650
Sanitec Europe Oy E1 Units(3)(11)(20)	7,686	18,377
Sanitec Europe Oy E Units(3)(11)(20)	25,787	0

		$83,027

Lodging and Casinos — 0.0%(4)
Affinity Gaming, LLC(3)(11)(20)	46,819	$491,602
Tropicana Entertainment, Inc.(11)(20)	17,051	300,950

		$792,552

Nonferrous Metals/Minerals — 0.0%(4)
Euramax International, Inc.(3)(11)(20)	1,636	$499,010

		$499,010

Publishing — 0.1%
ION Media Networks, Inc.(3)(11)	5,187	$1,576,329
MediaNews Group, Inc.(11)(20)	14,016	427,480

		$2,003,809

Utilities — 0.0%(4)
NRG Energy, Inc.	3,616	$134,515

		$134,515

Total Common Stocks (identified cost $3,823,056)		$8,370,804

Convertible Bonds — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.0%(4)
Mood Media Corp., 10.00%, 10/31/15(3)(19)	$75	$60,750

Total Convertible Bonds (identified cost $0)		$60,750

Preferred Stocks — 0.6%

Security	Shares	Value
Banks and Thrifts — 0.3%
Banco Santander SA, 5.95% to 1/30/19(7)(9)	1,765	$1,913,796
Farm Credit Bank of Texas, 6.75% to 9/15/23(7)(9)	8,833	926,637
Fifth Third Bancorp, 5.10% to 6/30/23(9)	1,500	1,445,088
PNC Financial Services Group, Inc. (The), 4.85% to 6/1/23(9)	1,300	1,258,994
State Street Corp., Series D, 5.90% to 3/15/24(9)(20)	40,000	1,050,500

		$6,595,015

Electronics/Electrical — 0.1%
Electricite de France SA, 5.25% to 1/29/23(7)(9)	1,000	$1,044,797
Entergy Arkansas, Inc., 4.75%	35,000	801,937

		$1,846,734

Oil, Gas & Consumable Fuels — 0.0%(4)
Chesapeake Energy Corp., 4.50%, Convertible	6,331	$617,273

		$617,273

Real Estate Investment Trusts (REITs) — 0.1%
Ventas Realty LP/Ventas Capital Corp., 5.45%	49,997	$1,195,428

		$1,195,428

Utilities — 0.1%
AES Gener SA, 8.375% to 6/18/19(7)(9)	700	$791,367

		$791,367

Total Preferred Stocks (identified cost $10,702,890)		$11,045,817

Closed-End Funds — 1.0%

Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.
	1,666,175	$20,477,291

Total Closed-End Funds (identified cost $20,758,731)		$20,477,291

Warrants — 0.0%(4)

Security	Shares	Value
Chemicals and Plastics — 0.0%
Foamex, Series B, Expires 12/31/15(3)(11)(20)	663	$0

		$0

Food Products — 0.0%(4)
ASG Consolidated, LLC/ASG Finance, Inc.,, Expires 5/15/18(20)	1,745	$218,125

		$218,125

Total Warrants (identified cost $0)		$218,125

Miscellaneous — 0.0%(4)

Security	Shares	Value
Cable and Satellite Television — 0.0%(4)
Adelphia, Inc., Escrow Certificate(20)	300,000	$2,475
Adelphia, Inc., Escrow Certificate(20)	2,500,000	20,625

		$23,100

Oil and Gas — 0.0%(4)
SemGroup Corp., Escrow Certificate(20)	6,135,000	$122,700

		$122,700

Utilities — 0.0%(4)
EME Reorganization Trust(20)	1,099,749	$174,970

		$174,970

Total Miscellaneous (identified cost $203,413)		$320,770

Interest Rate Swaptions Purchased — 0.0%(4)

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Credit Suisse International	2/28/17	$52,500	$665,070

Total Interest Rate Swaptions Purchased (identified cost $2,535,750)				$665,070

Short-Term Investments — 1.5%

Security	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(21)	$28,525	$28,525,413

Total Short-Term Investments (identified cost $28,525,413)		$28,525,413

Total Investments — 162.0% (identified cost $3,077,821,605)		$3,163,990,752

Less Unfunded Loan Commitments — (0.2)%		$(2,755,691)

Net Investments — 161.8% (identified cost $3,075,065,914)		$3,161,235,061

Interest Rate Swaptions Written — (0.0)%(4)

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Citibank NA	2/28/17	$52,500	$(665,070)

Total Interest Rate Swaptions Written (premiums received $2,031,750)				$(665,070)

Other Assets, Less Liabilities — (48.2)%				$(940,504,439)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.6)%				$(266,628,040)

Net Assets Applicable to Common Shares — 100.0%				$1,953,437,512

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

ACRE	-	Americold LLC Trust

AESOP	-	Avis Budget Rental Car Funding LLC

AH4R	-	American Homes 4 Rent

BACM	-	Banc of America Commercial Mortgage Trust

BAMLL	-	Banc of America Merrill Lynch Large Loan, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CAH	-	Colony American Homes

CDCMT	-	CD Commercial Mortgage Trust

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificates

CSFB	-	Credit Suisse First Boston Mortgage Securities Trust

CSMC	-	Credit Suisse Commercial Mortgage Trust

DBUBS	-	DBUBS Mortgage Trust

DDR	-	Developers Diversified Realty Corp.

DIP	-	Debtor In Possession

DROT	-	Diamond Resorts Owner Trust

ESA	-	Extended Stay America Trust

FORDR	-	Ford Credit Auto Owner Trust

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc. Trust

GSMS	-	Goldman Sachs Mortgage Securities Corp. II

HGVT	-	Hilton Grand Vacations Trust

HILT	-	Hilton USA Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLCFC	-	ML-CFC Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSBAM	-	Morgan Stanley Bank of America Merrill Lynch Trust

MSC	-	Morgan Stanley Capital I Trust

OMFIT	-	OneMain Financial Issuance Trust

PIK	-	Payment In Kind

SRFC	-	Sierra Receivables Funding Co., LLC

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

(5)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(6)	This Senior Loan will settle after June 30, 2014, at which time the interest rate will be determined.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2014, the aggregate value of these securities is $560,514,765 or 28.7% of the Fund’s net assets applicable to common shares.

(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(9)	Security converts to floating rate after the indicated fixed-rate coupon period.

(10)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2014.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(13)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(14)	Adjustable rate mortgage security. Rate shown is the rate at June 30, 2014.

(15)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2014.

(16)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2014.

(17)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(18)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(19)	Restricted security.

(20)	Non-income producing security.

(21)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2014 was $8,350.

A summary of open financial instruments at June 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
7/31/14	British Pound Sterling 7,007,440	United States Dollar 11,769,101	HSBC Bank USA	$—	$(220,721)	$(220,721)
8/29/14	British Pound Sterling 5,144,772	United States Dollar 8,590,252	Goldman Sachs International	—	(210,472)	(210,472)
8/29/14	Canadian Dollar 3,664,655	United States Dollar 3,376,784	JPMorgan Chase Bank	—	(52,729)	(52,729)
8/29/14	Euro 21,836,354	United States Dollar 29,686,087	Goldman Sachs International	—	(220,975)	(220,975)
8/29/14	Euro 625,000	United States Dollar 852,501	State Street Bank and Trust Co.	—	(3,499)	(3,499)
9/30/14	British Pound Sterling 1,973,138	United States Dollar 3,356,120	HSBC Bank USA	—	(18,185)	(18,185)
9/30/14	Euro 6,144,275	United States Dollar 8,363,741	HSBC Bank USA	—	(52,443)	(52,443)

				$—	$(779,024)	$(779,024)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/14	125 U.S. 2-Year Treasury Note	Short	$(27,462,891)	$(27,449,219)	$13,672
9/14	175 U.S. 5-Year Treasury Note	Short	(20,930,273)	(20,905,664)	24,609
9/14	235 U.S. 10-Year Treasury Note	Short	(29,375,000)	(29,415,391)	(40,391)
9/14	30 U.S. Long Treasury Bond	Short	(4,084,922)	(4,115,625)	(30,703)

					$(32,813)

There was no written swaptions activity for the period ended June 30, 2014.

At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaptions to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$—	$(779,024)
Interest Rate	Financial futures contracts*	38,281	(71,094)
Interest Rate	Interest rate swaptions purchased	665,070	—
Interest Rate	Interest rate swaptions written	—	(665,070)

Total		$703,351	$(1,515,188)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of June 30, 2014 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Principal Amount Including Accrued Interest
Bank of America	6/24/14	7/24/14	0.33%	$66,874,000	$66,878,291
KGS Alpha Capital	6/20/14	7/21/14	0.23	46,347,000	46,350,257
KGS Alpha Capital	6/20/14	7/21/14	0.38	16,734,000	16,735,943

At June 30, 2014, the market value of securities pledged for the benefit of the counterparty for reverse repurchase agreements was $136,181,530. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at June 30, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at June 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,094,368,863

Gross unrealized appreciation	$98,888,828
Gross unrealized depreciation	(32,022,630)

Net unrealized appreciation	$66,866,198

Restricted Securities

At June 30, 2014, the Fund owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value
Convertible Bonds
Mood Media Corp.	7/30/12	75,000	$0	$60,750

Total Convertible Bonds			$0	$60,750

Common Stocks
Panolam Holdings Co.	12/30/09	3,677	$2,020,511	$3,345,960

Total Common Stocks			$2,020,511	$3,345,960

Total Restricted Securities			$2,020,511	$3,406,710

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$1,178,577,898	$403,736	$1,178,981,634
Corporate Bonds & Notes	—	1,093,858,983	816,269	1,094,675,252
Foreign Government Securities	—	2,195,200	—	2,195,200
Mortgage Pass-Throughs	—	342,416,199	—	342,416,199
Collateralized Mortgage Obligations	—	199,111,736	—	199,111,736
Commercial Mortgage-Backed Securities	—	184,601,853	—	184,601,853
Asset-Backed Securities	—	33,314,288	—	33,314,288
U.S. Government Agency Obligations	—	22,929,659	—	22,929,659
U.S. Treasury Obligations	—	33,325,200	—	33,325,200
Common Stocks	435,465	1,604,107	6,331,232	8,370,804
Convertible Bonds	—	—	60,750	60,750
Preferred Stocks	1,812,700	9,233,117	—	11,045,817
Closed-End Funds	20,477,291	—	—	20,477,291
Warrants	—	218,125	0	218,125
Miscellaneous	174,970	145,800	—	320,770
Interest Rate Swaptions Purchased	—	665,070	—	665,070
Short-Term Investments	—	28,525,413	—	28,525,413
Total Investments	$22,900,426	$3,130,722,648	$7,611,987	$3,161,235,061
Futures Contracts	$38,281	$—	$—	$38,281
Total	$22,938,707	$3,130,722,648	$7,611,987	$3,161,273,342

Liability Description
Interest Rate Swaptions Written	$—	$(665,070)	$—	$(665,070)
Forward Foreign Currency Exchange Contracts	—	(779,024)	—	(779,024)
Futures Contracts	(71,094)	—	—	(71,094)
Total	$(71,094)	$(1,444,094)	$—	$(1,515,188)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2014 is not presented.

At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 25, 2014